                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8767
                                  ---------------------------------------------

                                UBS MONEY SERIES
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              51 West 52nd Street, New York, New York 10019-6114
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

                                     Copy to:
                               Jack W. Murphy, Esq.
                                    Dechert LLP
                                1775 I Street, N.W.
                             Washington, DC 20006-2401

Registrant's telephone number, including area code:  212-882 5000
                                                   ----------------------------

Date of fiscal year end:  April 30, 2003
                        --------------------------
Date of reporting period:  April 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO] UBS Global Asset Management

UBS Liquid Assets Fund
Annual Report
April 30, 2003

UBS Liquid Assets Fund

June 16, 2003

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Fund for the fiscal year ended April 30, 2003.

An Interview with Portfolio Manager Susan Ryan

Q. How did the Fund perform over the review period?

A. Short-term interest rates fell over the 12-month period. As a result, when holdings in the Fund's portfolio matured, they had to be replaced with securities that offered lower yields. Therefore, at the end of the reporting period, the Fund's seven-day current yield was 1.08%, down from 1.90% at the end of its fiscal year on April 30, 2002. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

Q. Can you describe the economic environment during the reporting period?

A. The US economy was generally weak throughout the Fund's fiscal year. Early in the period, ongoing threats of terrorism, turmoil in the Middle East, tepid corporate spending, a weak stock market and corporate accounting scandals were clearly taking a toll on economic growth. Evidence of this was reflected in the anemic gross domestic product (GDP) figure for the second quarter of 2002, which came in at 1.7%. The news improved somewhat during the third quarter, when GDP rose to 4.0%; however, this figure fell to 1.4% during the last three months of 2002. In the first quarter of 2003, concerns over a war with Iraq created an additional obstacle impeding economic growth, and advance estimates for GDP came in at a disappointing 1.9% growth rate.

--------------------------------------------------------------------------------
UBS Liquid Assets Fund

Investment Goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Portfolio Manager:

Susan P. Ryan
UBS Global Asset
Management (US) Inc.

Commencement:

February 14, 2000

Dividend Payments:

Monthly
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Q. What were some of the reasons for this tepid economic growth?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This contrasted sharply with corporate spending, which continued to be subdued as many companies postponed major purchases until they saw clearer signs of a sustainable economic recovery. However, both consumer and corporate spending weakened during the first quarter of 2003. The specter of, and eventual war with, Iraq, saber rattling in North Korea and heightened concerns about terrorism preoccupied the country and ultimately hindered economic growth.

Q. How has the Federal Reserve Board (the "Fed") reacted to the weakening economy?

A. In November 2002, the Fed acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of 2002, the Fed moved into action in early November and lowered the federal funds rate one half percentage point to 1.25%--a 41-year low.

   Since that time, the Fed has held rates steady, most recently during its meeting on May 6, 2003 (after period end). In its official statement, the Fed noted that despite disappointing numbers relating to production and unemployment, the easing of geopolitical tensions had increased consumer confidence, caused oil prices to decline and strengthened the equity and debt markets. "These developments," the Fed statement read, "along with the accommodative stance of monetary policy and ongoing growth in productivity, should foster an improving economic climate over time."

Q. How did you manage the Fund in the turbulent economic environment that characterized the period?

A. In terms of investment strategies, the Fund continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Fund's longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than one month in duration--provided liquidity.


--------------------------------------------------------------------------------
2

UBS Liquid Assets Fund

   Given the uncertain economy and the skepticism generated by corporate accounting scandals and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As a result, we were able to avoid the problems that plagued the corporate credit markets.

Q. What is your outlook for the economy and how do you anticipate structuring the portfolio going forward?

A. Despite the rapid conclusion to the fighting in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown, the situation in North Korea remains volatile, and the outbreak of Severe Acute Respiratory Syndrome (SARS) threatens to isolate major economies.

   In the US, you could view the economic "glass" as either being half empty or half full. Among the positives, the war in Iraq is all but over, consumer confidence rose sharply at the end of April, and oil prices have plummeted. In addition, low interest rates have spurred another round of mortgage refinancing and corporate spending is expected to increase at some point. Finally, Congress has approved an economic stimulus package, although the extent of its impact on the economy remains uncertain.

   On the other hand, unemployment is high and the economy will have to gain momentum in order to stimulate the labor market. Furthermore, the housing market may have peaked and consumer debt levels are high. Lastly, the Fed has less mobility to lower short-term interest rates.

   Given the uncertain environment, we expect to continue to employ a barbell strategy in order to lock in higher rates and maintain liquidity. We also anticipate emphasizing a high-quality portfolio for the Fund and continuing to allocate a large portion of the portfolio to Treasuries and Agencies.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
President
UBS Liquid Assets Fund
Head of Product, Technology and Operations
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan

Susan P. Ryan
Portfolio Manager
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
4

UBS Liquid Assets Fund

Performance At A Glance

Yields and Characteristics                    4/30/03    10/31/02      4/30/02
--------------------------------------------------------------------------------
Seven-Day Current Yield*                         1.08%       1.74%        1.90%
--------------------------------------------------------------------------------
Seven-Day Effective Yield*                       1.08%       1.75%        1.91%
--------------------------------------------------------------------------------
Weighted Average Maturity**                   54 days     60 days      57 days
--------------------------------------------------------------------------------
Net Assets (mm)                                $338.5      $372.6       $368.9
--------------------------------------------------------------------------------

Sector Allocation***                          4/30/03    10/31/02      4/30/02
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations             46.0%       40.5%        36.5%
--------------------------------------------------------------------------------
Commercial Paper                                 35.9        37.1         40.6
--------------------------------------------------------------------------------
Short-Term Corporate Obligations                  7.7         7.0           --
--------------------------------------------------------------------------------
Certificates of Deposit                           5.6         8.8         15.7
--------------------------------------------------------------------------------
Money Market Funds                                4.7         4.7          8.1
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities             0.1          --           --
--------------------------------------------------------------------------------
Time Deposits                                      --         2.7           --
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets              --        (0.8)        (0.9)
--------------------------------------------------------------------------------
Total                                           100.0%      100.0%       100.0%
--------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Statement of Net Assets -- April 30, 2003

Principal
  Amount                                                      Maturity           Interest
  (000)                                                         Dates              Rates            Value
------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations--46.00%
------------------------------------------------------------------------------------------------------------
 $50,000        U.S. Treasury Bills (1)                      05/01/03 to         1.145 to
                                                             07/17/03            1.210%@        $ 49,947,052
------------------------------------------------------------------------------------------------------------
   6,000        Federal Farm Credit Bank                     05/01/03            1.250*            5,999,572
------------------------------------------------------------------------------------------------------------
  19,000        Federal Home Loan Bank                       12/08/03 to         1.440 to
                                                             05/10/04            1.670            19,000,000
------------------------------------------------------------------------------------------------------------
  13,700        Federal Home Loan Bank                       05/07/03 to         1.170 to
                                                             05/09/03            1.180@           13,697,071
------------------------------------------------------------------------------------------------------------
   4,650        Federal Home Loan Mortgage Corp.             02/04/04            1.500             4,650,000
------------------------------------------------------------------------------------------------------------
   5,000        Federal National Mortgage Association        05/07/04            1.380             5,000,000
------------------------------------------------------------------------------------------------------------
   7,000        Federal National Mortgage Association        05/01/03            1.250*            7,000,000
------------------------------------------------------------------------------------------------------------
  26,459        Federal National Mortgage Association        05/07/03 to         1.170 to
                                                             06/25/03            1.230@           26,443,642
------------------------------------------------------------------------------------------------------------
  15,000        Student Loan Marketing Association           12/15/03 to         1.400 to
                                                             02/24/04            1.500            15,000,000
------------------------------------------------------------------------------------------------------------
   9,000        Student Loan Marketing Association           05/23/03 to         2.600 to
                                                             07/03/03            2.650@            9,000,000
------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$155,737,337)                                                                           155,737,337
------------------------------------------------------------------------------------------------------------
Certificates of Deposit--5.61%
------------------------------------------------------------------------------------------------------------
  Domestic--2.66%
   4,000        State Street Bank & Trust Co.                04/08/04            1.300             4,000,000
------------------------------------------------------------------------------------------------------------
   5,000        SunTrust Bank                                05/01/03            1.330*            4,999,905
------------------------------------------------------------------------------------------------------------
                                                                                                   8,999,905
------------------------------------------------------------------------------------------------------------
  Yankee--2.95%
   7,000        Credit Suisse First Boston                   05/07/03            1.240             6,998,553
------------------------------------------------------------------------------------------------------------
   3,000        Westdeutsche Landesbank Girozentrale         05/23/03            2.680             2,999,947
------------------------------------------------------------------------------------------------------------
                                                                                                   9,998,500
------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
  (cost--$18,998,405)                                                                             18,998,405
------------------------------------------------------------------------------------------------------------
Commercial Paper@--35.88%
------------------------------------------------------------------------------------------------------------
  Asset Backed-Auto & Truck--2.36%
   8,000        New Center Asset Trust                       06/25/03            1.260             7,984,600
------------------------------------------------------------------------------------------------------------
  Asset Backed-Miscellaneous--10.48%
   8,000        Giro Multi-Funding Corp.                     05/15/03            1.270             7,996,049
------------------------------------------------------------------------------------------------------------
   7,000        Thunderbay Funding                           05/15/03            1.260             6,996,570
------------------------------------------------------------------------------------------------------------
  16,000        Triple-A One Funding                         05/01/03 to         1.250 to
                                                             05/09/03            1.350            15,998,055
------------------------------------------------------------------------------------------------------------
   4,500        Windmill Funding Corp.                       05/05/03 to
                                                             05/07/03            1.240             4,499,208
------------------------------------------------------------------------------------------------------------
                                                                                                  35,489,882
------------------------------------------------------------------------------------------------------------
  Automobile OEM--1.48%
   5,000        BMW U.S. Capital Corp., Inc.                 05/01/03            1.350             5,000,000
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6

UBS Liquid Assets Fund

Statement of Net Assets -- April 30, 2003

Principal
  Amount                                                      Maturity           Interest
  (000)                                                         Dates              Rates            Value
------------------------------------------------------------------------------------------------------------
Commercial Paper@--(concluded)
------------------------------------------------------------------------------------------------------------
  Banking-Domestic--9.45%
 $ 8,000        Abbey National North America LLC             05/05/03            1.260%         $  7,998,880
------------------------------------------------------------------------------------------------------------
  10,000        Bank of America Corp.                        05/22/03            1.260             9,992,650
------------------------------------------------------------------------------------------------------------
   6,000        Danske Corp.                                 05/02/03            1.260             5,999,790
------------------------------------------------------------------------------------------------------------
   8,000        Toronto Dominion Holdings USA, Inc.          05/05/03            1.270             7,998,871
------------------------------------------------------------------------------------------------------------
                                                                                                  31,990,191
------------------------------------------------------------------------------------------------------------
  Banking-Foreign--1.48%
   5,000        HBOS Treasury Services PLC                   05/02/03            1.260             4,999,825
------------------------------------------------------------------------------------------------------------
  Energy-Integrated--6.50%
   6,000        BP Capital Markets PLC                       04/30/03            1.295*            6,000,000
------------------------------------------------------------------------------------------------------------
  16,000        Koch Industries                              05/01/03 to         1.240 to
                                                             05/15/03            1.350            15,996,142
------------------------------------------------------------------------------------------------------------
                                                                                                  21,996,142
------------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified--4.13%
   9,000        CIT Group, Inc.                              05/06/03            1.260             8,998,425
------------------------------------------------------------------------------------------------------------
   5,000        International Lease Finance Corp.            05/19/03            1.250             4,996,875
------------------------------------------------------------------------------------------------------------
                                                                                                  13,995,300
------------------------------------------------------------------------------------------------------------
Total Commercial Paper
  (cost--$121,455,940)                                                                           121,455,940
------------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations--7.68%
------------------------------------------------------------------------------------------------------------
  Asset Backed-Finance--6.50%
   7,000        CC (USA), Inc.**                             05/01/03            1.330*            7,000,000
------------------------------------------------------------------------------------------------------------
   5,000        Dorada Finance, Inc.**                       05/01/03            1.325*            4,999,908
------------------------------------------------------------------------------------------------------------
  10,000        K2 (USA) LLC                                 05/12/03 to         1.290 to
                                                             05/20/03            1.309*           10,000,000
------------------------------------------------------------------------------------------------------------
                                                                                                  21,999,908
------------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified--1.18%
   4,000        General Electric Capital Corp.               05/09/03            1.340*            4,000,000
------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$25,999,908)                                                                             25,999,908
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Statement of Net Assets -- April 30, 2003

Number of
 Shares                                                       Maturity      Interest
  (000)                                                         Dates         Rates              Value
---------------------------------------------------------------------------------------------------------
Money Market Funds+--4.74%
---------------------------------------------------------------------------------------------------------
 12,285         AIM Liquid Assets Portfolio                   05/01/03        1.220%         $ 12,285,134
---------------------------------------------------------------------------------------------------------
     76         AIM Prime Money Market Portfolio              05/01/03        1.180                76,329
---------------------------------------------------------------------------------------------------------
    486         BlackRock Provident Institutional TempFund    05/01/03        1.145               485,762
---------------------------------------------------------------------------------------------------------
    408         Dreyfus Cash Management Fund                  05/01/03        1.124               408,039
---------------------------------------------------------------------------------------------------------
  2,794         Scudder Institutional Fund, Inc.              05/01/03        1.183             2,793,811
---------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$16,049,075)                                                   16,049,075
---------------------------------------------------------------------------------------------------------
Total Investments (cost--$338,240,665 which
  approximates cost for federal income tax
  purposes)--99.91%                                                                           338,240,665
---------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.09%                                                      293,387
---------------------------------------------------------------------------------------------------------
Net Assets (applicable to 338,370,800 shares of beneficial
  interest outstanding equivalent to $1.00 per share)--
  100.00%                                                                                    $338,534,052
---------------------------------------------------------------------------------------------------------

(1)  Security, or a portion thereof, was on loan at April 30, 2003.
* Variable Rate Security-- maturity date reflects earlier of reset date or maturity date. The interest rate shown is the current rate as of April 30, 2003 and resets periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@    Interest rate shown is the discount rate at date of purchase.
+    Interest rates shown reflect yield at April 30, 2003.
OEM  Original Equipment Manufacturer.

                      Weighted average maturity -- 54 days


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
8

UBS Liquid Assets Fund

Statement of Operations

                                                                    For the
                                                                   Year Ended
                                                                 April 30, 2003
--------------------------------------------------------------------------------
Investment income:
Interest                                                           $6,691,079
--------------------------------------------------------------------------------
Expenses:
Transfer agency and related services fees                             308,545
--------------------------------------------------------------------------------
Investment advisory and administration fees                           116,520
--------------------------------------------------------------------------------
Insurance expense                                                      87,234
--------------------------------------------------------------------------------
Reports and notices to shareholders                                    78,941
--------------------------------------------------------------------------------
Professional fees                                                      47,476
--------------------------------------------------------------------------------
Custody and accounting                                                 38,840
--------------------------------------------------------------------------------
State registration fees                                                37,492
--------------------------------------------------------------------------------
Trustees' fees                                                          5,699
--------------------------------------------------------------------------------
Other expenses                                                          6,962
--------------------------------------------------------------------------------
                                                                      727,709
--------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator          (116,520)
--------------------------------------------------------------------------------
Net expenses                                                          611,189
--------------------------------------------------------------------------------
Net investment income                                              $6,079,890
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                            For the Years Ended April 30,
                                                          ---------------------------------
                                                              2003                2002
-------------------------------------------------------------------------------------------
From operations:
Net investment income                                     $  6,079,890       $ 11,492,351
-------------------------------------------------------------------------------------------
Net realized gain from investment transactions                      --            171,696
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         6,079,890         11,664,047
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income                                       (6,079,890)       (11,492,351)
-------------------------------------------------------------------------------------------
Net realized gain from investment transactions                  (9,500)                --
-------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (6,089,390)       (11,492,351)
-------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest
 transactions                                              (30,392,061)       (75,653,104)
-------------------------------------------------------------------------------------------
Net decrease in net assets                                 (30,401,561)       (75,481,408)
-------------------------------------------------------------------------------------------
Net Assets:
Beginning of year                                          368,935,613        444,417,021
-------------------------------------------------------------------------------------------
End of year                                               $338,534,052       $368,935,613
-------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Notes to Financial Statements

Organization and Significant Accounting Policies

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under


--------------------------------------------------------------------------------
10

UBS Liquid Assets Fund

Notes to Financial Statements

certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Notes to Financial Statements

For the year ended April 30, 2003, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Securities Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. ("UBS Financial ServicesSM*"), an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended April 30, 2003, the Fund earned $105 for lending securities. The Fund's lending agent was UBS Financial Services Inc., which earned $35 in compensation from the Fund in that capacity for the year ended April 30, 2003. At April 30, 2003, the Fund owed UBS Financial Services $35 in compensation.

At April 30, 2003, the Fund had securities on loan having a market value of $9,975,189. The Fund's custodian held an $8,700,000 par value Federal National Mortgage Association Note with a maturity date of 06/15/09, an interest rate of 6.375% and an aggregate market value of $10,263,355 as collateral for portfolio securities loaned.

Other Liabilities

At April 30, 2003, dividends payable and accrued expenses excluding investment advisory and administration fees were $69,837 and $162,608, respectively.

Money Market Fund Insurance Bonds

At April 30, 2003, the Fund had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement


------------------
*UBS Financial Services is a service mark of UBS AG.


--------------------------------------------------------------------------------
12

UBS Liquid Assets Fund

Notes to Financial Statements

provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended April 30, 2003, the Fund did not use these insurance bonds.

Federal Tax Status

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2003 and April 30, 2002 was ordinary income.

To reflect reclassifications arising from permanent "book/tax" differences for the year ending April 30, 2003, undistributed net investment income was decreased by $8,136, accumulated net realized losses from investment transactions were decreased by $9,500 and beneficial interest was decreased by $1,364.

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                             For the Years Ended April 30,
                                          ------------------------------------
                                               2003                  2002
------------------------------------------------------------------------------
Shares sold                                1,438,989,636         1,444,641,030
------------------------------------------------------------------------------
Shares repurchased                        (1,475,499,182)       (1,532,371,746)
------------------------------------------------------------------------------
Dividends reinvested                           6,117,485            12,077,612
------------------------------------------------------------------------------
Net decrease in shares outstanding           (30,392,061)          (75,653,104)
------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                            For the Period
                                                 For the Years Ended April 30,            February 14, 2000+
                                          -------------------------------------------           through
                                            2003             2002              2001         April 30, 2000
------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                      $   1.00         $   1.00          $   1.00          $   1.00
------------------------------------------------------------------------------------------------------------
Net investment income                        0.015            0.029             0.061             0.012
------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income                        (0.015)#           (0.029)           (0.061)           (0.012)
------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                            $   1.00         $   1.00          $   1.00          $   1.00
------------------------------------------------------------------------------------------------------------
Total investment return(1)                    1.56%            2.98%             6.32%             1.24%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets,
 end of period (000's)                    $338,534         $368,936          $444,417          $326,125
------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of fee waivers from advisor              0.16%            0.17%             0.19%             0.17%*
------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 before fee waivers from advisor              0.19%            0.20%             0.22%             0.20%*
------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, net of
 fee waivers from advisor                     1.56%            2.96%             6.11%             5.89%*
------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, before
 fee waivers from advisor                     1.53%            2.93%             6.08%             5.86%*
------------------------------------------------------------------------------------------------------------

# Includes dividends from net realized gains from investment activities of $0.00002.
+    Commencement of operations.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
14

UBS Liquid Assets Fund

Report of Ernst & Young LLP, Independent Auditors

The Board of Trustees and Shareholders
UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the "Fund") (one of the funds comprising UBS Money Series) as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
June 12, 2003


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

                                              Term of
                                            Office+ and
                              Position(s)    Length of
       Name, Address,          Held with        Time           Principal Occupation(s)
           and Age               Fund          Served            During Past 5 Years
--------------------------------------------------------------------------------------------
Margo N. Alexander*++;       Trustee         Since 1998  Mrs. Alexander is retired. She was
56                                                       an executive vice president of UBS
                                                         Financial Services (March 1984 to
                                                         December 2002). She was chief
                                                         executive officer of UBS Global AM
                                                         from January 1995 to October
                                                         2000, a director (from January
                                                         1995 to September 2001) and
                                                         chairman (from March 1999 to
                                                         September 2001).

E. Garrett Bewkes, Jr.*++;   Trustee and     Since 1998  Mr. Bewkes serves as a consultant
76                           Chairman of                 to UBS Financial Services (since
                             the Board of                May 1999). Prior to November
                             Trustees                    2000, he was a Director of Paine
                                                         Webber Group Inc. ("PW Group,"
                                                         formerly the holding company of
                                                         UBS Financial Services and UBS
                                                         Global AM) and prior to 1996, he
                                                         was a consultant to PW Group.
                                                         Prior to 1988, he was chairman of
                                                         the board, president and chief
                                                         executive officer of American
                                                         Bakeries Company.


--------------------------------------------------------------------------------
16

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex                     Other Directorships
               Overseen by Trustee                           Held by Trustee
-------------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of 19       None
investment companies (consisting of 40
portfolios) for which UBS Global AM or one
of its affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Bewkes is a director or trustee of 33           Mr. Bewkes is also a director of
investment companies (consisting of 54              Interstate Bakeries Corporation.
portfolios) for which UBS Global AM or one
of its affiliates serves as investment advisor,
sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Independent Trustees

                                           Term of
                                         Office+ and
                            Position(s)   Length of
      Name, Address,         Held with       Time            Principal Occupation(s)
          and Age              Trust        Served             During Past 5 Years
-------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68   Trustee        Since 1998  Mr. Armstrong is chairman and
R.Q.A. Enterprises                                    principal of R.Q.A. Enterprises
One Old Church Road--                                 (management consulting firm)
Unit # 6                                              (since April 1991 and principal
Greenwich, CT 06830                                   occupation since March 1995).
                                                      Mr. Armstrong was chairman of
                                                      the board, chief executive officer
                                                      and co-owner of Adirondack
                                                      Beverages (producer and distributor
                                                      of soft drinks and sparkling/still
                                                      waters) (from October 1993 to
                                                      March 1995). He was a partner
                                                      of The New England Consulting
                                                      Group (management consulting
                                                      firm) (from December 1992 to
                                                      September 1993). He was
                                                      managing director of LVMH U.S.
                                                      Corporation (U.S. subsidiary of the
                                                      French luxury goods conglomerate,
                                                      Louis Vuitton Moet Hennessey
                                                      Corporation) (from 1987 to 1991)
                                                      and chairman of its wine and
                                                      spirits subsidiary, Schieffelin &
                                                      Somerset Company (from 1987
                                                      to 1991).

David J. Beaubien; 68      Trustee        Since 2001  Mr. Beaubien is chairman of
101 Industrial Road                                   Yankee Environmental Systems,
Turners Falls, MA 01376                               Inc., a manufacturer of meteor-
                                                      ological measuring systems. Prior
                                                      to January 1991, he was senior
                                                      vice president of EG&G, Inc., a
                                                      company which makes and
                                                      provides a variety of scientific and
                                                      technically oriented products and
                                                      services. From 1985 to January
                                                      1995, Mr. Beaubien served as a
                                                      director or trustee on the boards
                                                      of the Kidder, Peabody & Co.
                                                      Incorporated mutual funds.


--------------------------------------------------------------------------------
18

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                    Number of
           Portfolios in Fund Complex                        Other Directorships
               Overseen by Trustee                             Held by Trustee
------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 19       Mr. Armstrong is also a director of
investment companies (consisting of 40             AlFresh Beverages Canada, Inc. (a
portfolios) for which UBS Global AM or one of      Canadian beverage subsidiary of
its affiliates serves as investment advisor,       AlFresh Foods Inc.) (since October
sub-advisor or manager.                            2000).

Mr. Beaubien is a director or trustee of 19        Mr. Beaubien is also a director of IEC
investment companies (consisting of 40             Electronics, Inc., a manufacturer of
portfolios) for which UBS Global AM or one of      electronic assemblies.
its affiliates serves as investment advisor,
sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Independent Trustees (continued)

                                               Term of
                                             Office+ and
                                Position(s)   Length of
        Name, Address,           Held with       Time            Principal Occupation(s)
            and Age                 Fund        Served             During Past 5 Years
----------------------------------------------------------------------------------------------
Richard R. Burt; 56            Trustee        Since 1998  Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave.,                                   LLC (international information and
N.W. Washington, D.C.                                     security firm) and IEP Advisors
20004                                                     (international investments and
                                                          consulting firm). He was the chief
                                                          negotiator in the Strategic Arms
                                                          Reduction Talks with the former
                                                          Soviet Union (from 1989 to 1991)
                                                          and the U.S. Ambassador to the
                                                          Federal Republic of Germany (from
                                                          1985 to 1989). From 1991 to
                                                          1994, he served as a partner
                                                          of McKinsey & Company
                                                          (management consulting firm).

Meyer Feldberg; 61             Trustee        Since 1998  Mr. Feldberg is Dean and Professor
Columbia University                                       of Management of the Graduate
101 Uris Hall                                             School of Business, Columbia
New York, New York                                        University. Prior to 1989, he was
10027                                                     president of the Illinois Institute
                                                          of Technology.

George W. Gowen; 73            Trustee        Since 1998  Mr. Gowen is a partner in the law
666 Third Avenue                                          firm of Dunnington, Bartholow &
New York, New York                                        Miller. Prior to May 1994, he was
10017                                                     a partner in the law firm of Fryer,
                                                          Ross & Gowen.

William W. Hewitt, Jr.**; 74   Trustee        Since 2001  Mr. Hewitt is retired. From 1990 to
c/o UBS Global Asset                                      January 1995, Mr. Hewitt served as
Management (US) Inc.                                      a director or trustee on the boards
51 West 52nd Street                                       of the Kidder, Peabody & Co.
New York, New York                                        Incorporated mutual funds. From
10019-6114                                                1986 to 1988, he was an executive
                                                          vice president and director of
                                                          mutual funds, insurance and trust
                                                          services of Shearson Lehman
                                                          Brothers Inc. From 1976 to 1986,
                                                          he was president of Merrill Lynch
                                                          Funds Distributor, Inc.


--------------------------------------------------------------------------------
20

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                    Number of
           Portfolios in Fund Complex                           Other Directorships
               Overseen by Trustee                                Held by Trustee
-----------------------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 19            Mr. Burt is also a director of Hollinger
investment companies (consisting of 40             International Inc. (publishing), HCL
portfolios) for which UBS Global AM or             Technologies Ltd., The Central European
one of its affiliates serves as investment         Fund, Inc., The Germany Fund, Inc., IGT,
advisor, sub-advisor or manager.                   Inc. (provides technology to gaming and
                                                   wagering industry) and chairman of
                                                   Weirton Steel Corp. (makes and finishes
                                                   steel products). He is also a director or
                                                   trustee of funds in the Scudder Mutual
                                                   Funds Family (consisting of 47 portfolios).

Dean Feldberg is a director or trustee of          Dean Feldberg is also a director of
33 investment companies (consisting of             Primedia Inc. (publishing), Federated
54 portfolios) for which UBS Global AM             Department Stores, Inc. (operator of
or one of its affiliates serves as investment      department stores), Revlon, Inc.
advisor, sub-advisor or manager.                   (cosmetics), Select Medical Inc.
                                                   (healthcare services) and SAPPI, Ltd.
                                                   (producer of paper).

Mr. Gowen is a director or trustee of 33           None
investment companies (consisting of 54
portfolios) for which UBS Global AM or
one of its affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Hewitt is a director or trustee of 19          Mr. Hewitt is also a director or trustee
investment companies (consisting of 40             of the Guardian Life Insurance Company
portfolios) for which UBS Global AM or             Mutual Funds (consisting of 19
one of its affiliates serves as investment         portfolios).
advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Independent Trustees (continued)

                                         Term of
                                       Office+ and
                          Position(s)   Length of
     Name, Address,        Held with       Time             Principal Occupation(s)
         and Age              Fund        Served              During Past 5 Years
------------------------------------------------------------------------------------------
Morton L. Janklow; 72    Trustee        Since 2001  Mr. Janklow is senior partner of
445 Park Avenue                                     Janklow & Nesbit Associates, an
New York, New York                                  international literary agency
10022                                               representing leading authors in
                                                    their relationships with publishers
                                                    and motion picture, television and
                                                    multi-media companies, and of
                                                    counsel to the law firm of Janklow
                                                    & Ashley.

Frederic V. Malek; 66    Trustee        Since 1998  Mr. Malek is chairman of Thayer
1455 Pennsylvania                                   Capital Partners (merchant bank)
Avenue, N.W. Suite 350                              and chairman of Thayer Hotel
Washington, D.C. 20004                              Investors III, Thayer Hotel Investors
                                                    II and Lodging Opportunities Fund
                                                    (hotel investment partnerships).
                                                    From January 1992 to November
                                                    1992, he was campaign manager
                                                    of Bush-Quayle '92. From 1990 to
                                                    1992, he was vice chairman and,
                                                    from 1989 to 1990, he was
                                                    president of Northwest Airlines Inc.
                                                    and NWA Inc. (holding company of
                                                    Northwest Airlines Inc.). Prior to
                                                    1989, he was employed by the
                                                    Marriott Corporation (hotels,
                                                    restaurants, airline catering and
                                                    contract feeding), where he most
                                                    recently was an executive vice
                                                    president and president of Marriott
                                                    Hotels and Resorts.

Carl W. Schafer; 67      Trustee        Since 1998  Mr. Schafer is president of the
66 Witherspoon Street                               Atlantic Foundation (charitable
#1100                                               foundation). Prior to January 1993,
Princeton, NJ 08542                                 he was chairman of the Investment
                                                    Advisory Committee of the Howard
                                                    Hughes Medical Institute.


--------------------------------------------------------------------------------
22

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                     Number of
            Portfolios in Fund Complex                         Other Directorships
                Overseen by Trustee                              Held by Trustee
--------------------------------------------------------------------------------------------
Mr. Janklow is a director or trustee of 19           None
investment companies (consisting of 40
portfolios) for which UBS Global AM or one
of its affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Malek is a director or trustee of 19             Mr. Malek is also a director of Aegis
investment companies (consisting of 40               Communications, Inc. (tele-services),
portfolios) for which UBS Global AM or one           American Management Systems, Inc.
of its affiliates serves as investment advisor,      (management consulting and
sub-advisor or manager.                              computer related services),
                                                     Automatic Data Processing, Inc.
                                                     (computing services), CB Richard
                                                     Ellis, Inc. (real estate services),
                                                     Federal National Mortgage
                                                     Association, FPL Group, Inc. (electric
                                                     services), Manor Care, Inc. (health
                                                     care) and Northwest Airlines Inc.

Mr. Schafer is a director or trustee of 19           Mr. Schafer is also a director of
investment companies (consisting of 40               Labor Ready, Inc. (temporary
portfolios) for which UBS Global AM or one           employment), Roadway Corp.
of its affiliates serves as investment advisor,      (trucking), Guardian Life Insurance
sub-advisor or manager.                              Company Mutual Funds (consisting
                                                     of 19 portfolios), the Harding,
                                                     Loevner Funds (consisting of four
                                                     portfolios), E.I.I. Realty Securities
                                                     Trust (investment company) and
                                                     Frontier Oil Corporation.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Independent Trustees (concluded)

                                       Term of
                                     Office+ and
                        Position(s)   Length of
    Name, Address,       Held with       Time           Principal Occupation(s)
        and Age             Fund        Served            During Past 5 Years
------------------------------------------------------------------------------------
William D. White; 69   Trustee        Since 2001  Mr. White is retired. From
P.O. Box 199                                      February 1989 through March
Upper Black Eddy, PA                              1994, he was president of the
18972                                             National League of Professional
                                                  Baseball Clubs. Prior to 1989, he
                                                  was a television sportscaster for
                                                  WPIX-TV, New York. Mr. White
                                                  served on the board of directors
                                                  of Centel from 1989 to 1993 and
                                                  on the board of directors of
                                                  Jefferson Banks Incorporated,
                                                  Philadelphia, PA.


--------------------------------------------------------------------------------
24

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex               Other Directorships
               Overseen by Trustee                     Held by Trustee
------------------------------------------------------------------------
Mr. White is a director or trustee of 19            None
investment companies (consisting of 40
portfolios) for which UBS Global AM or one
of its affiliates serves as investment advisor,
sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Officers

                                            Term of             Principal Occupation(s)
                                          Office+ and             During Past 5 Years;
                           Position(s)     Length of            Number of Portfolios in
     Name, Address,         Held with         Time               Fund Complex For Which
        and Age               Fund           Served             Person Serves as Officer
------------------------------------------------------------------------------------------------
Debbie Baggett*;        Vice President    Since 1999   Ms. Baggett is a director and
44                                                     portfolio manager of UBS Global
                                                       AM. Ms. Baggett is a vice president
                                                       of four investment companies
                                                       (consisting of nine portfolios) for
                                                       which UBS Global AM or one of its
                                                       affiliates serves as investment advisor,
                                                       sub-advisor or manager.

W. Douglas Beck*; 36    Vice President    Since 2003   Mr. Beck is an executive director
                                                       and head of mutual fund product
                                                       management of UBS Global AM
                                                       (since 2002). From March 1998 to
                                                       November 2002, he held various
                                                       positions at Merrill Lynch, the most
                                                       recent being first vice president
                                                       and co-manager of the managed
                                                       solutions group. Prior to March 1998,
                                                       Mr. Beck was a portfolio manager
                                                       and managing director at Raymond
                                                       James & Associates. Mr. Beck is vice
                                                       president of UBS Supplementary
                                                       Trust and 22 investment companies
                                                       (consisting of 81 portfolios) for
                                                       which UBS Global AM or one of its
                                                       affiliates serves as investment advisor,
                                                       sub-advisor or manager.

Thomas Disbrow*; 37     Vice President    Since 2000   Mr. Disbrow is a director and a senior
                        and Assistant                  manager of the mutual fund finance
                        Treasurer                      department of UBS Global AM. Prior
                                                       to November 1999, he was a vice
                                                       president of Zweig/Glaser Advisers.
                                                       Mr. Disbrow is a vice president and
                                                       assistant treasurer of 19 investment
                                                       companies (consisting of 40
                                                       portfolios) for which UBS Global AM
                                                       or one of its affiliates serves as
                                                       investment advisor, sub-advisor or
                                                       manager.


--------------------------------------------------------------------------------
26

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                                               Term of             Principal Occupation(s)
                                             Office+ and             During Past 5 Years;
                              Position(s)     Length of            Number of Portfolios in
      Name, Address,           Held with         Time               Fund Complex For Which
          and Age                Fund           Served             Person Serves as Officer
---------------------------------------------------------------------------------------------------
Amy R. Doberman*;          Vice President    Since 2000   Ms. Doberman is a managing director
41                         and Secretary                  and general counsel of UBS Global
                                                          AM. From December 1997 through
                                                          July 2000, she was general counsel
                                                          of Aeltus Investment Management,
                                                          Inc. Prior to working at Aeltus,
                                                          Ms. Doberman was assistant chief
                                                          counsel of the SEC's Division of
                                                          Investment Management.
                                                          Ms. Doberman is vice president
                                                          and assistant secretary of UBS
                                                          Supplementary Trust and five
                                                          investment companies (consisting
                                                          of 44 portfolios) and vice president
                                                          and secretary of 19 investment
                                                          companies (consisting of 40 portfolios)
                                                          for which UBS Global AM or one of its
                                                          affiliates serves as investment advisor,
                                                          sub-advisor or manager.

Kris L. Dorr*;             Vice President    Since 1998   Ms. Dorr is a director and portfolio
39                                                        manager in the short-term strategies
                                                          group of UBS Global AM. Ms. Dorr
                                                          is vice president of one investment
                                                          company (consisting of five
                                                          portfolios) for which UBS Global AM
                                                          or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

Elbridge T. Gerry III*;    Vice President    Since 1999   Mr. Gerry is a managing director--
45                                                        fixed income of UBS Global AM.
                                                          Mr. Gerry is a vice president of six
                                                          investment companies (consisting of
                                                          11 portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Officers (continued)

                                             Term of             Principal Occupation(s)
                                           Office+ and             During Past 5 Years;
                            Position(s)     Length of            Number of Portfolios in
     Name, Address,          Held with         Time               Fund Complex For Which
         and Age               Fund           Served             Person Serves as Officer
-------------------------------------------------------------------------------------------------
David M.                 Vice President    Since 2002   Mr. Goldenberg is an executive director
Goldenberg*; 36          and Assistant                  and deputy general counsel of UBS
                         Secretary                      Global AM. From 2000 to 2002 he
                                                        was director, legal affairs at Lazard
                                                        Asset Management. Mr. Goldenberg
                                                        was global director of compliance for
                                                        SSB Citi Asset Management Group
                                                        from 1998 to 2000. He was associate
                                                        general counsel at Smith Barney Asset
                                                        Management from 1996 to 1998.
                                                        Prior to working at Smith Barney Asset
                                                        Management, Mr. Goldenberg was
                                                        branch chief and senior counsel in
                                                        the SEC's Division of Investment
                                                        Management. Mr. Goldenberg is
                                                        a vice president and secretary of UBS
                                                        Supplementary Trust and of five
                                                        investment companies (consisting of
                                                        44 portfolios) and a vice president and
                                                        assistant secretary of 19 investment
                                                        companies (consisting of 40 portfolios)
                                                        for which UBS Global AM or one of its
                                                        affiliates serves as investment advisor,
                                                        sub-advisor or manager.

Kevin J. Mahoney*; 37    Vice President    Since 1999   Mr. Mahoney is a director and a
                         and Assistant                  senior manager of the mutual fund
                         Treasurer                      finance department of UBS Global
                                                        AM. Prior to April 1999, he was the
                                                        manager of the mutual fund internal
                                                        control group of Salomon Smith
                                                        Barney. Mr. Mahoney is a vice
                                                        president and assistant treasurer of
                                                        19 investment companies (consisting
                                                        of 40 portfolios) for which UBS
                                                        Global AM or one of its affiliates
                                                        serves as investment advisor, sub-
                                                        advisor or manager.


--------------------------------------------------------------------------------
28

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                                           Term of            Principal Occupation(s)
                                         Office+ and            During Past 5 Years;
                          Position(s)     Length of           Number of Portfolios in
    Name, Address,         Held with         Time              Fund Complex For Which
        and Age              Fund           Served            Person Serves as Officer
---------------------- ---------------- ------------- ---------------------------------------
Michael H.             Vice President    Since 1998   Mr. Markowitz is an executive
Markowitz***; 38                                      director, portfolio manager and head
                                                      of U.S. short duration fixed income
                                                      of UBS Global AM. He is also an
                                                      executive director and portfolio
                                                      manager of UBS Global AM
                                                      (Americas), an affiliate of UBS Global
                                                      AM. Mr. Markowitz is a vice
                                                      president of five investment
                                                      companies (consisting of 25
                                                      portfolios) for which UBS Global AM
                                                      or one of its affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

Susan P. Ryan*; 43     Vice President    Since 1999   Ms. Ryan is an executive director and
                                                      a portfolio manager of UBS Global
                                                      AM. Ms. Ryan is a vice president of
                                                      five investment companies (consisting
                                                      of 13 portfolios) for which UBS
                                                      Global AM or one of its affiliates
                                                      serves as investment advisor, sub-
                                                      advisor or manager.

Robert Sabatino***;    Vice President    Since 2001   Mr. Sabatino is a director and a
29                                                    portfolio manager of UBS Global AM
                                                      in the short duration fixed income
                                                      group (since October 2001). From
                                                      1995 to 2001 he was a portfolio
                                                      manager at Merrill Lynch Investment
                                                      Managers responsible for the
                                                      management of several retail and
                                                      institutional money market funds.
                                                      Mr. Sabatino is a vice president of
                                                      one investment company (consisting
                                                      of five portfolios) for which UBS
                                                      Global AM or one of its affiliates
                                                      serves as investment advisor, sub-
                                                      advisor or manager.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Supplemental Information (unaudited)

Officers (continued)

                                             Term of             Principal Occupation(s)
                                           Office+ and            During Past 5 Years;
                            Position(s)     Length of            Number of Portfolios in
     Name, Address,          Held with         Time              Fund Complex For Which
         and Age               Fund           Served            Person Serves as Officer
------------------------------------------------------------------------------------------------
Paul H. Schubert*; 40    Vice President    Since 1998   Mr. Schubert is an executive director
                         and Treasurer                  and head of the mutual fund finance
                                                        department of UBS Global AM.
                                                        Mr. Schubert is treasurer and
                                                        principal accounting officer of UBS
                                                        Supplementary Trust and of three
                                                        investment companies (consisting
                                                        of 41 portfolios), a vice president
                                                        and treasurer of 20 investment
                                                        companies (consisting of 41
                                                        portfolios), and treasurer and chief
                                                        financial officer of one investment
                                                        company (consisting of two
                                                        portfolios) for which UBS Global AM
                                                        or one of its affiliates serves as
                                                        investment advisor, sub-advisor or
                                                        manager.

Joseph A. Varnas*;       President         Since 2003   Mr. Varnas is a managing director
35                                                      (since March 2003), chief technology
                                                        officer (since March 2001) and head of
                                                        product technology and operations of
                                                        UBS Global AM (since November
                                                        2002). From 2000 to 2001, he was
                                                        manager of product development at
                                                        UBS Financial Services Investment
                                                        Consulting Services. Mr. Varnas was a
                                                        senior analyst in the Global Securities
                                                        Research & Economics Group at Merrill
                                                        Lynch from 1995 to 1999. Mr. Varnas
                                                        is president of UBS Supplementary
                                                        Trust and 23 investment companies
                                                        (consisting of 81 portfolios) for which
                                                        UBS Global AM or one of its affiliates
                                                        serves as investment advisor, sub-
                                                        advisor or manager.


--------------------------------------------------------------------------------
30

UBS Liquid Assets Fund

Supplemental Information (unaudited)

                                         Term of             Principal Occupation(s)
                                       Office+ and            During Past 5 Years;
                        Position(s)     Length of            Number of Portfolios in
   Name, Address,        Held with         Time              Fund Complex For Which
       and Age             Fund           Served            Person Serves as Officer
--------------------------------------------------------------------------------------------
Keith A. Weller*;    Vice President    Since 1998   Mr. Weller is a director and senior
41                   and Assistant                  associate general counsel of UBS
                     Secretary                      Global AM. Mr. Weller is a vice
                                                    president and assistant secretary of 19
                                                    investment companies (consisting of
                                                    40 portfolios) for which UBS Global
                                                    AM or one of its affiliates serves as
                                                    investment advisor, sub-advisor or
                                                    manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**   Address for mailing purposes only.
*** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
+ Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.
++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.


--------------------------------------------------------------------------------

                     (This page intentionally left blank)

Trustees

E. Garrett Bewkes, Jr.   George W. Gowen
Chairman
                         William W. Hewitt, Jr.
Margo N. Alexander
                         Morton L. Janklow
Richard Q. Armstrong
                         Frederic V. Malek
David J. Beaubien
                         Carl W. Schafer
Richard R. Burt
                         William D. White
Meyer Feldberg


Principal Officers

Joseph A. Varnas               W. Douglas Beck
President                      Vice President

Amy R. Doberman                Michael H. Markowitz
Vice President and Secretary   Vice President

Paul H. Schubert               Susan P. Ryan
Vice President and Treasurer   Vice President

Elbridge T. Gerry III
Vice President


Investment Advisor
Administrator and Distributor

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS Global Asset Management                                 -------------
       51 West 52nd Street                                           Presorted
       New York, NY 10019-6114                                       Standard
                                                                   U.S. Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700
                                                                   -------------

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS SELECT MONEY MARKET FUND

Annual Report

APRIL 30, 2003

UBS SELECT MONEY MARKET FUND

June 16, 2003

DEAR SHAREHOLDER,

We present you with the annual report for UBS Select Money Market Fund for the fiscal year ended April 30, 2003.

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q.   HOW DID THE FUND PERFORM OVER THE REVIEW PERIOD?

A. Short-term interest rates fell over the 12-month period. As a result, when holdings in the Fund's portfolio matured, they had to be replaced with securities that offered lower yields. Therefore, at the end of the reporting period, the Fund's Institutional share class had a seven-day current yield of 1.18%, down from 1.86% at the end of its fiscal year on April 30, 2002. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy was generally weak throughout the Fund's fiscal year. Early in the period, ongoing threats of terrorism, turmoil in the Middle East, tepid corporate spending, a weak stock market and corporate accounting scandals were clearly taking a toll on economic growth. Evidence of this was reflected in the second quarter's anemic gross domestic product (GDP) figure, which came in at 1.7%. The news improved somewhat during the third quarter, when GDP rose to 4.0%; however, this figure fell to 1.4% during the last three months of 2002. In the first quarter of 2003, concerns over a war with Iraq created an additional obstacle impeding economic growth, and advance estimates for GDP came in at a disappointing 1.9% growth rate.

[SIDENOTE]

UBS SELECT MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:

Michael Markowitz
Robert Sabatino

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

August 10, 1998

DIVIDEND PAYMENTS:

Monthly

Q.   WHAT WERE SOME OF THE REASONS FOR THIS TEPID ECONOMIC GROWTH?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This contrasted sharply with corporate spending, which continued to be subdued as many companies postponed major purchases until they saw clearer signs of a sustainable economic recovery. However, both consumer and corporate spending weakened during the first quarter of 2003. The specter of, and eventual war with, Iraq, saber rattling in North Korea and heightened concerns about terrorism preoccupied the country and ultimately hindered economic growth.

Q.   HOW HAS THE FEDERAL RESERVE BOARD (THE "FED") REACTED TO THE WEAKENING
     ECONOMY?

A. In November 2002, the Fed acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of 2002, the Fed moved into action in early November and lowered the federal funds rate one half percentage point to 1.25%--a 41-year low.

     Since that time, the Fed has held rates steady; as of this writing, most recently during its meeting on May 6, 2003 (after fiscal year end). In its official statement, the Fed noted that despite disappointing numbers relating to production and unemployment, the easing of geopolitical tensions had increased consumer confidence, caused oil prices to decline and strengthened the equity and debt markets. "These developments," the Fed statement read, "along with the accommodative stance of monetary policy and ongoing growth in productivity, should foster an improving economic climate over time."

Q. HOW DID YOU MANAGE THE FUND IN THE TURBULENT ECONOMIC ENVIRONMENT THAT CHARACTERIZED THE PERIOD?

A. In terms of investment strategies, the Fund continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Fund's longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than a month in duration--provided liquidity.

     Given the uncertain economy and the skepticism generated by corporate accounting scandals and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As a result, we were able to avoid the problems that plagued the corporate credit markets.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Despite the rapid conclusion to the war in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown, the situation in North Korea remains volatile, and the outbreak of Severe Acute Respiratory Syndrome (SARS) threatens to isolate major economies.

     In the US, you could view the economic "glass" as either being half empty or half full. Among the positives, the war in Iraq is all but over, consumer confidence rose sharply at the end of April, and oil prices have plummeted. In addition, low interest rates have spurred another round of mortgage refinancing and corporate spending is expected to increase at some point. Finally, Congress has approved an economic stimulus package, although the extent of its impact on the economy remains uncertain.

     On the other hand, unemployment is high and the economy will have to gain momentum in order to stimulate the labor market. Furthermore, the housing market may have peaked and consumer debt levels are high. Lastly, the Fed has less mobility to lower short-term interest rates.

     Given the uncertain environment, we expect to continue to employ a barbell strategy in order to lock in higher rates and maintain liquidity. We also anticipate emphasizing a high-quality portfolio for the Fund and allocating a large portion of the portfolio to Treasuries and Agencies.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com. Sincerely,


/s/ Joseph A. Varnas                   /s/ Michael Markowitz

JOSEPH A. VARNAS                       MICHAEL MARKOWITZ
PRESIDENT                              PORTFOLIO MANAGER
UBS Select Money Market Fund           UBS Select Money Market Fund
HEAD OF PRODUCT, TECHNOLOGY AND        EXECUTIVE DIRECTOR
  OPERATIONS                           UBS Global Asset Management
UBS Global Asset Management              (US) Inc.
  (US) Inc.


/s/ Robert Sabatino

ROBERT SABATINO
PORTFOLIO MANAGER
UBS Select Money Market Fund
DIRECTOR
UBS Global Asset Management
  (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

UBS SELECT MONEY MARKET FUND

PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS              4/30/03  10/31/02    4/30/02
--------------------------------------------------------------------
Seven-Day Current Yield*                   1.18%     1.74%      1.86%
Seven-Day Effective Yield*                 1.19      1.75       1.87
--------------------------------------------------------------------
Weighted Average Maturity**             49 days   60 days    56 days
Net Assets (bln)                       $    6.3  $    6.3   $    7.8
--------------------------------------------------------------------

SECTOR ALLOCATION***                    4/30/03   10/31/02   4/30/02
--------------------------------------------------------------------
Commercial Paper                           44.7%      35.4%     43.9%
U.S. Government Agency Obligations         19.6       23.3      22.8
Certificates of Deposit                    13.1       11.5      11.3
Short-Term Corporate Obligations            7.8        5.0       5.8
Time Deposits                               5.2        4.0       5.1
Domestic Master Notes                       4.7        7.2       6.4
Funding Agreements                          3.5        4.2       1.3
Repurchase Agreements                       2.4        9.6       5.4
Bank Notes                                   --        0.8       0.7
Money Market Fund                            --        0.1        --
Liabilities in Excess of Other Assets      (1.0)      (1.1)     (2.7)
--------------------------------------------------------------------
TOTAL                                     100.0%     100.0%    100.0%
--------------------------------------------------------------------

Yield data quoted are for Institutional shares. UBS Select Money Market Fund did not have Financial Intermediary shares outstanding during the periods indicated. However, if such shares were outstanding during the periods indicated, the yields would be approximately 0.25% lower than the yields for Institutional shares.
* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003

  PRINCIPAL
   AMOUNT                                                        MATURITY     INTEREST
   (000)                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--19.58%
$     25,000   Federal Farm Credit Bank                        05/01/03      1.550%        $       25,000,000
      70,000   Federal Farm Credit Bank                        05/07/03 to   1.400 to
                                                               07/28/03      1.520@                69,860,724
     485,000   Federal Home Loan Bank                          05/23/03 to   1.290 to
                                                               05/14/04      3.375                487,428,475
      81,000   Federal Home Loan Bank                          06/13/03 to   1.310 to
                                                               01/12/04      2.090@                80,415,919
      67,000   Federal Home Loan Mortgage Corp.                07/30/03 to
                                                               02/26/04      1.220@                66,674,091
      35,000   Federal Home Loan Mortgage Corp.                11/15/03      6.375                 35,914,760
     120,000   Federal National Mortgage Association           05/01/03      1.170*               119,982,367
      35,000   Federal National Mortgage Association           05/02/03      2.320@                34,997,744
     270,000   Student Loan Marketing Association              05/06/03      1.191*               270,000,000
      50,000   Student Loan Marketing Association              07/02/03      2.250                 49,998,475
Total U.S. Government Agency Obligations
  (cost--$1,240,272,555)                                                                        1,240,272,555
-------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--5.19%
     175,000   ABN AMRO, Grand Cayman                          05/01/03      1.281                175,000,000
     153,960   State Street Bank & Trust Co.                   05/01/03      1.270                153,960,000
Total Time Deposits (cost--$328,960,000)                                                          328,960,000
-------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--13.13%

  DOMESTIC--1.89%
-------------------------------------------------------------------------------------------------------------
      20,000   Citibank N.A.                                   07/23/03      1.255                 20,000,000
      50,000   Wells Fargo Bank N.A.                           05/01/03      1.290*                50,000,000
      50,000   Wells Fargo Bank N.A.                           05/09/03      1.240                 50,000,000
                                                                                                  120,000,000

  YANKEE--11.24%
-------------------------------------------------------------------------------------------------------------
     100,000   Abbey National Treasury Services PLC            05/01/03 to   1.254 to
                                                               05/19/03      1.345*               100,001,026
      77,000   Barclays Bank PLC                               06/12/03      1.250*                77,001,418
      50,000   Credit Suisse First Boston                      05/16/03      1.270                 50,000,000
      35,000   Dexia Delaware LLC                              05/29/03      1.260                 35,000,136
      23,000   Lloyds TSB Bank PLC                             05/14/03      1.255                 23,000,000
     150,000   Royal Bank of Scotland PLC                      05/07/03      1.235                149,969,125
      50,000   Svenska Handelsbanken                           05/01/03      1.255                 50,000,000

  PRINCIPAL
   AMOUNT                                                        MATURITY     INTEREST
   (000)                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

  YANKEE--(CONCLUDED)
-------------------------------------------------------------------------------------------------------------
$    152,000   Westdeutsche Landesbank AG                      05/20/03      1.249%*       $      151,989,428
      75,000   Westdeutsche Landesbank AG                      08/27/03      1.940                 75,000,000
                                                                                                  711,961,133
Total Certificates of Deposit (cost--$831,961,133)                                                831,961,133
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--44.69%

  ASSET BACKED-AUTO & TRUCK--2.08%
-------------------------------------------------------------------------------------------------------------
     132,000   New Center Asset Trust                          05/15/03 to   1.240 to
                                                               05/16/03      1.250                131,934,611

  ASSET BACKED-BANKING--4.48%
-------------------------------------------------------------------------------------------------------------
     171,977   Atlantis One Funding Corp.                      05/13/03 to
                                                               06/05/03      1.260                171,866,953
     111,854   Stellar Funding Group, Inc.                     05/19/03 to
                                                               05/22/03      1.260                111,775,068
                                                                                                  283,642,021

  ASSET BACKED-MISCELLANEOUS--21.19%
-------------------------------------------------------------------------------------------------------------
     163,775   Barton Capital Corp.                            05/09/03 to   1.250 to
                                                               05/20/03      1.260                163,705,498
     183,675   Enterprise Funding Corp.                        05/02/03 to   1.260 to
                                                               05/23/03      1.290                183,606,447
     160,690   Falcon Asset Securitization Corp.               05/05/03 to   1.240 to
                                                               07/07/03      1.250                160,470,986
     138,000   Galaxy Funding, Inc.                            05/15/03 to   1.190 to
                                                               06/17/03      1.260                137,872,859
     167,878   Giro Multi-Funding Corp.                        05/15/03 to   1.270 to
                                                               05/30/03      1.280                167,762,877
      81,558   Old Line Funding Corp.                          05/09/03      1.250                 81,535,345
      77,000   Pennine Funding                                 05/07/03      1.270                 76,983,702
     115,000   Preferred Receivables Funding Corp.             05/08/03 to   1.250 to
                                                               05/19/03      1.280                114,946,247
      50,000   Quincy Capital Corp.                            05/13/03      1.240                 49,979,333
      77,942   Thunderbay Funding, Inc.                        05/01/03 to   1.240 to
                                                               05/23/03      1.260                 77,912,222
      53,689   Triple A One Funding                            05/09/03      1.250                 53,674,086
      74,000   Variable Funding Capital Corp.                  05/06/03      1.250                 73,987,153
                                                                                                1,342,436,755

  AUTOMOBILE OEM--1.52%
-------------------------------------------------------------------------------------------------------------
      96,000   Volkswagen of America, Inc.                     05/07/03 to
                                                               05/08/03      1.250                 95,978,264

  PRINCIPAL
   AMOUNT                                                        MATURITY     INTEREST
   (000)                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

  BANKING-DOMESTIC--5.21%
-------------------------------------------------------------------------------------------------------------
$    100,000   Bank of America Corp.                           05/21/03      1.260%        $       99,930,000
     150,000   Credit Lyonnais North America, Inc.             06/03/03      1.250                149,828,125
      32,397   Danske Corp.                                    06/10/03      1.260                 32,351,644
      48,000   Stadshypotek Delaware, Inc.                     06/04/03      1.260                 47,942,880
                                                                                                  330,052,649

  BANKING-FOREIGN--7.16%
-------------------------------------------------------------------------------------------------------------
      82,000   Bank of Ireland                                 05/16/03      1.280                 81,956,267
     196,000   HBOS Treasury Services PLC                      05/07/03 to   1.230 to
                                                               06/03/03      1.260                195,895,465
      60,000   Svenska Handelsbanken                           05/23/03      1.260                 59,953,800
     116,000   Westpac Trust Securities NZ Ltd.                07/07/03      1.240                115,732,298
                                                                                                  453,537,830

  FINANCE-NONCAPTIVE DIVERSIFIED--1.18%
-------------------------------------------------------------------------------------------------------------
      75,000   General Electric Capital Corp.                  05/13/03      1.260                 74,968,500

  TELECOM-WIRELINES--0.55%
-------------------------------------------------------------------------------------------------------------
      35,000   Verizon Network Funding Corp.                   05/29/03      1.250                 34,965,972

  UTILITIES--1.32%
-------------------------------------------------------------------------------------------------------------
      84,000   RWE AG                                          05/27/03 to   1.260 to
                                                               06/12/03      1.270                 83,892,748
Total Commercial Paper (cost--$2,831,409,350)                                                   2,831,409,350
-------------------------------------------------------------------------------------------------------------

DOMESTIC MASTER NOTES--4.74%

  BROKERAGE--4.74%
-------------------------------------------------------------------------------------------------------------
     150,000   Bear Stearns Cos., Inc.                         05/01/03      1.575*               150,000,000
     150,000   Morgan Stanley & Co.                            05/01/03      1.425*               150,000,000
Total Domestic Master Notes (cost--$300,000,000)                                                  300,000,000
-------------------------------------------------------------------------------------------------------------

FUNDING AGREEMENTS+--3.55%

      75,000   Monumental Life Insurance Co.                   05/01/03      1.438*                75,000,000
      75,000   New York Life Insurance Co.                     05/01/03      1.398*                75,000,000
      75,000   Travelers Insurance Co.                         05/01/03      1.390*                75,000,000
Total Funding Agreements (cost--$225,000,000)                                                     225,000,000
-------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--7.78%

  ASSET BACKED-FINANCE--5.40%
-------------------------------------------------------------------------------------------------------------
      48,000   Beta Finance Inc.                               05/27/03     2.710                  47,999,661
     100,000   CC (USA), Inc.                                  05/01/03     1.325*                 99,998,370

  PRINCIPAL
   AMOUNT                                                        MATURITY     INTEREST
   (000)                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

  ASSET BACKED-FINANCE--(CONCLUDED)
-------------------------------------------------------------------------------------------------------------
$     75,000   Dorada Finance, Inc.                            05/01/03      1.340%*       $       75,000,000
     119,000   K2 (USA) LLC                                    05/07/03 to   1.280 to
                                                               05/08/03      1.345*               119,000,000
                                                                                                  341,998,031

  FINANCE-NONCAPTIVE DIVERSIFIED--2.38%
-------------------------------------------------------------------------------------------------------------
      85,000   General Electric Capital Corp.+                 05/09/03      1.340*                85,000,000
      40,000   General Electric Capital Corp.                  05/28/03      1.320*                40,000,000
      26,063   Heller Financial, Inc.                          05/15/03      7.875                 26,121,722
                                                                                                  151,121,722
Total Short-Term Corporate Obligations
  (cost--$493,119,753)                                                                            493,119,753
-------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--2.37%

     150,000   Repurchase Agreement dated 04/30/03
                 with Goldman Sachs & Co.,
                 collateralized by $157,728,707
                 William Street Funding Corp.,
                 1.84% due 04/23/09;
                 (value--$157,500,000);
                 proceeds: $150,005,750
                 (cost--$150,000,000)                          05/01/03      1.380                150,000,000

Total Investments (cost--$6,400,722,791 which
  approximates cost for federal income tax
  purposes)--101.03%                                                                            6,400,722,791

Liabilities in excess of other assets--(1.03)%                                                    (65,198,127)

Net Assets (applicable to 6,335,452,444
  Institutional shares outstanding equivalent to
  $1.00 per share)--100.00%                                                                $    6,335,524,664
-------------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2003, and reset periodically.
+    Illiquid securities representing 4.89% of net assets.
@    Interest rates shown are the discount rates at date of purchase.
OEM  Original Equipment Manufacturer.

                      Weighted average maturity -- 49 days

                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                  FOR THE
                                                                 YEAR ENDED
                                                               APRIL 30, 2003
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $  123,207,705
EXPENSES:
Investment Advisory and Administration Fees                        12,885,164
Trustees' Fees                                                        106,455
                                                                   12,991,619
Less: Fee Waivers From Investment Advisor and Administrator          (721,757)
Net Expenses                                                       12,269,862
Net Investment Income                                             110,937,843
Net Realized Gain From Investment Transactions                         72,220
Net Increase in Net Assets Resulting From Operations           $  111,010,063
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED APRIL 30,
                                                      ------------------------------------
                                                             2003               2002
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                  $    110,937,843   $    153,934,474
Net realized gains from investment transactions                  72,220            190,362
Net increase in net assets resulting from operations        111,010,063        154,124,836
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income-institutional shares                 (110,937,843)      (153,934,474)
Net realized gains from investment
  transactions-institutional shares                            (234,546)                --
Total dividends and distributions to shareholders          (111,172,389)      (153,934,474)
Net increase (decrease) in net assets from
  beneficial interest transactions                       (1,459,726,865)     4,409,453,965
Net increase (decrease) in net assets                    (1,459,889,191)     4,409,644,327
NET ASSETS:
Beginning of year                                         7,795,413,855      3,385,769,528
End of year                                            $  6,335,524,664   $  7,795,413,855
------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Select Money Market Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Fund currently offers two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. At April 30, 2003, there were no Financial Intermediary shares outstanding.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At April 30, 2003, the Fund owed UBS Global AM $1,021,366 in investment advisory and administration fees.

Under the Advisory Contract, UBS Global AM has agreed to pay all Fund expenses other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the

Independent Trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. UBS Global AM has also agreed to waive 1 basis point (0.01%) of the 18 basis points (0.18%) investment advisory and administration fees starting February 1, 2002 through August 31, 2003. At April 30, 2003, the effective investment advisory and administration fees rate was 17 basis points (0.17%).

For the year ended April 30, 2003, UBS Global AM waived $721,757 of its investment advisory and administration fees. At April 30, 2003, UBS Global AM owed the Fund $56,743 for fee waivers.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement ("Service Agreement") adopted with respect to its Financial Intermediary shares, the Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Service Agreements.

BANK LINE OF CREDIT

The Fund participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. UBS Global AM has agreed to pay the commitment fee on behalf of the Fund. Interest would be charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended April 30, 2003, the Fund did not borrow under the Facility. For the year ended April 30, 2003, UBS Global AM paid a commitment fee of $82,607 to UBS AG on behalf of the Fund.

OTHER LIABILITIES

At April 30, 2003, dividends payable and payable for investments purchased were $6,342,562 and $67,428,563, respectively.

MONEY MARKET FUND INSURANCE BONDS

At April 30, 2003, the Fund had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. UBS Global AM pays the premium on behalf of the Fund. For the year ended April 30, 2003, the Fund did not make any claims pursuant to the insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2003 and April 30, 2002 was ordinary income.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                       INSTITUTIONAL SHARES
                                                ----------------------------------
                                                   FOR THE YEARS ENDED APRIL 30,
                                                ----------------------------------
                                                      2003               2002
----------------------------------------------------------------------------------
Shares sold                                      101,434,290,022    87,777,873,995
Shares repurchased                              (102,969,901,615)  (83,491,632,288)
Dividends reinvested                                  75,884,728       123,212,258
                                                -----------------  ---------------
Net increase (decrease) in shares outstanding     (1,459,726,865)    4,409,453,965
----------------------------------------------------------------------------------

                      (This page intentionally left blank)

UBS SELECT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                         INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------------
                                                                                                  FOR THE
                                                                                                  PERIOD
                                                                                                AUGUST 10,
                                            FOR THE YEARS ENDED APRIL 30,                        1998+ TO
                          -----------------------------------------------------------------      APRIL 30,
                               2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $         1.00   $         1.00   $         1.00   $         1.00   $         1.00
Net investment income              0.015            0.029            0.062            0.054            0.037
Dividends from net
  investment income               (0.015)          (0.029)          (0.062)          (0.054)          (0.037)
Dividends from net
  realized gains from
  investment transactions          0.000@              --               --               --               --
Total dividends and
  distributions                   (0.015)          (0.029)          (0.062)          (0.054)          (0.037)
NET ASSET VALUE,
  END OF PERIOD           $         1.00   $         1.00   $         1.00   $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                         1.56%            2.96%            6.37%            5.54%            3.81%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of period (000's)   $    6,335,525   $    7,795,414   $    3,385,770   $    2,290,822   $    1,322,807
Expenses to average
  net assets, net of
  waivers from advisor              0.17%            0.16%            0.15%            0.14%            0.07%*
Expenses to average
  net assets, before
  waivers from advisor              0.18%            0.18%            0.18%            0.18%            0.18%*
Net investment income
  to average net assets,
  net of waivers from
  advisor                           1.54%            2.70%            6.11%            5.48%            5.06%*
Net investment income
  to average net assets,
  before waivers from
  advisor                           1.53%            2.68%            6.08%            5.44%            4.95%*
--------------------------------------------------------------------------------------------------------------

@   Amount is less than $0.0005 per share.
+   Issuance of shares.
++  Reissuance of shares.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) At March 6, 2000 and February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at $1.00 per share.

                          FINANCIAL INTERMEDIARY SHARES(2)
                          ---------------------------------
                              FOR THE         FOR THE
                              PERIOD           PERIOD
                            NOVEMBER 4,     DECEMBER 29,
                             1999++ TO       1998+ TO
                              MARCH 6,      FEBRUARY 9,
                               2000            1999
-----------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $         1.00   $         1.00
Net investment income              0.018            0.006
Dividends from net
  investment income               (0.018)          (0.006)
Dividends from net
  realized gains from
  investment transactions             --               --
Total dividends and
  distributions                   (0.018)          (0.006)
NET ASSET VALUE,
  END OF PERIOD           $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                         1.84%            0.57%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of period (000's)   $           --   $           --
Expenses to average
  net assets, net of
  waivers from advisor              0.40%*           0.32%*
Expenses to average
  net assets, before
  waivers from advisor              0.43%*           0.43%*
Net investment income
  to average net assets,
  net of waivers from
  advisor                           5.11%*           4.81%*
Net investment income
  to average net assets,
  before waivers from
  advisor                           5.08%*           4.70%*
-----------------------------------------------------------

UBS SELECT MONEY MARKET FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
UBS Select Money Market Fund

We have audited the accompanying statement of net assets of UBS Select Money Market Fund (the "Fund") (one of the funds comprising UBS Money Series) as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of April 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Money Market Fund at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


New York, New York
June 12, 2003

                      (This page intentionally left blank)

UBS SELECT MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-888-547 FUND.

INTERESTED TRUSTEES

                                                    TERM OF
                                                  OFFICE+ AND
                                  POSITION(S)      LENGTH OF
      NAME, ADDRESS,               HELD WITH          TIME                PRINCIPAL OCCUPATION(S)
          AND AGE                    FUND            SERVED                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;              Trustee       Since 1998       Mrs. Alexander is retired. She was an
56                                                                 executive vice president of UBS
                                                                   Financial Services Inc. ("UBS
                                                                   Financial Services") (March 1984
                                                                   to December 2002). She was chief
                                                                   executive officer of UBS Global
                                                                   AM from January 1995 to October
                                                                   2000, a director (from January
                                                                   1995 to September 2001) and
                                                                   chairman (from March 1999 to
                                                                   September 2001).

E. Garrett Bewkes, Jr.*++;        Trustee and     Since 1998       Mr. Bewkes serves as a consultant to
76                                  Chairman                       UBS Financial Services (since May 1999).
                                     of the                        Prior to November 2000, he was a
                                    Board of                       director of Paine Webber Group Inc.
                                    Trustees                       ("PW Group," formerly the holding
                                                                   company of UBS Financial Services
                                                                   and UBS Global AM) and prior to
                                                                   1996, he was a consultant to PW
                                                                   Group. Prior to 1988, he was
                                                                   chairman of the board, president
                                                                   and chief executive officer of
                                                                   American Bakeries Company.

                                                     NUMBER OF
      NAME, ADDRESS,                        PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
          AND AGE                               OVERSEEN BY TRUSTEE                           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;            Mrs. Alexander is a director or trustee            None
56                                of 19 investment companies (consisting of 40
                                  portfolios) for which UBS Global AM or one of
                                  its affiliates serves as investment advisor,
                                  sub-advisor or manager.

E. Garrett Bewkes, Jr.*++;        Mr. Bewkes is a director or trustee of 33          Mr. Bewkes is also a director of
76                                investment companies (consisting of 54             Interstate Bakeries Corporation.
                                  portfolios) for which UBS Global AM or one of
                                  its affiliates serves as investment advisor,
                                  sub-advisor or manager.

INDEPENDENT TRUSTEES

                                                    TERM OF
                                                  OFFICE+ AND
                                  POSITION(S)      LENGTH OF
      NAME, ADDRESS,               HELD WITH          TIME                PRINCIPAL OCCUPATION(S)
          AND AGE                    FUND            SERVED                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67          Trustee         Since 1998       Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                 principal of R.Q.A. Enterprises
One Old Church Road--                                              (management consulting firm) (since
Unit # 6                                                           April 1991 and principal occupation
Greenwich, CT 06830                                                since March 1995). Mr. Armstrong was
                                                                   chairman of the board, chief executive
                                                                   officer and co-owner of Adirondack
                                                                   Beverages (producer and distributor of
                                                                   soft drinks and sparkling/still
                                                                   waters) (from October 1993 to March
                                                                   1995). He was a partner of The New
                                                                   England Consulting Group (management
                                                                   consulting firm) (from December 1992
                                                                   to September 1993). He was managing
                                                                   director of LVMH U.S. Corporation
                                                                   (U.S. subsidiary of the French luxury
                                                                   goods conglomerate, Louis Vuitton Moet
                                                                   Hennessey Corporation) (from 1987 to
                                                                   1991) and chairman of its wine and
                                                                   spirits subsidiary, Schieffelin &
                                                                   Somerset Company (from 1987 to 1991).

David J. Beaubien; 68             Trustee         Since 2001       Mr. Beaubien is chairman of Yankee
101 Industrial Road                                                Environmental Systems, Inc., a manu-
Turners Falls, MA 01376                                            facturer of meteorological measuring
                                                                   systems. Prior to January 1991, he
                                                                   was senior vice president of EG&G,
                                                                   Inc., a company which makes and
                                                                   provides a variety of scientific and
                                                                   technically oriented products and
                                                                   services. From 1985 to January 1995,
                                                                   Mr. Beaubien served as a director or
                                                                   trustee on the boards of the Kidder,
                                                                   Peabody & Co. Incorporated mutual
                                                                   funds.

                                                     NUMBER OF
      NAME, ADDRESS,                        PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
          AND AGE                               OVERSEEN BY TRUSTEE                           HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67          Mr. Armstrong is a director or trustee of 19       Mr. Armstrong is also a director
R.Q.A. Enterprises                investment companies (consisting of 40             of AlFresh Beverages Canada, Inc.
One Old Church Road--             portfolios) for which UBS Global AM                (a Canadian Beverage subsidiary
Unit # 6                          or one of its affiliates serves as investment      of AlFresh Foods Inc.) (since
Greenwich, CT 06830               advisor, sub-advisor or manager.                   October 2000).

David J. Beaubien; 68             Mr. Beaubien is a director or trustee of 19        Mr. Beaubien is also a director
101 Industrial Road               investment companies (consisting of 40             of IEC Electronics, Inc., a
Turners Falls, MA 01376           portfolios) for which UBS Global AM or one of      manufacturer of electronic
                                  its affiliates serves as investment advisor,       assemblies.
                                  sub-advisor or manager.

                                                    TERM OF
                                                  OFFICE+ AND
                                  POSITION(S)      LENGTH OF
      NAME, ADDRESS,               HELD WITH          TIME                 PRINCIPAL OCCUPATION(S)
          AND AGE                    FUND            SERVED                  DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Richard R. Burt; 56               Trustee         Since 1998       Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                       (international information and security
Washington, D.C. 20004                                             firm) and IEP Advisors (international
                                                                   investments and consulting firm). He
                                                                   was the chief negotiator in the
                                                                   Strategic Arms Reduction Talks with
                                                                   the former Soviet Union (from 1989 to
                                                                   1991) and the U.S. Ambassador to the
                                                                   Federal Republic of Germany (from
                                                                   1985 to 1989). From 1991 to 1994, he
                                                                   served as a partner of McKinsey &
                                                                   Company (management consulting firm).

Meyer Feldberg; 61                Trustee         Since 1998       Mr. Feldberg is Dean and Professor of
Columbia University                                                Management of the Graduate School
101 Uris Hall                                                      of Business, Columbia University.
New York, New York                                                 Prior to 1989, he was president of
10027                                                              the Illinois Institute of Technology.

George W. Gowen; 73               Trustee         Since 1998       Mr. Gowen is a partner in the law firm
666 Third Avenue                                                   of Dunnington, Bartholow & Miller.
New York, New York                                                 Prior to May 1994, he was a partner
10017                                                              in the law firm of Fryer, Ross & Gowen.

William W. Hewitt, Jr.**; 74      Trustee         Since 2001       Mr. Hewitt is retired. From 1990 to
c/o UBS Global Asset                                               January 1995, Mr. Hewitt served as a
Management (US) Inc.                                               director or trustee on the boards of
51 West 52nd Street                                                the Kidder, Peabody & Co.
New York, New York                                                 Incorporated mutual funds. From 1986
10019-6114                                                         to 1988, he was an executive vice
                                                                   president and director of mutual
                                                                   funds, insurance and trust services
                                                                   of Shearson Lehman Brothers Inc. From
                                                                   1976 to 1986, he was president of
                                                                   Merrill Lynch Funds Distributor, Inc.

Morton L. Janklow; 73             Trustee         Since 2001       Mr. Janklow is senior partner of
445 Park Avenue                                                    Janklow & Nesbit Associates, an
New York, New York                                                 international literary agency
10022                                                              representing leading authors in their
                                                                   relationships with publishers and
                                                                   motion picture, television and
                                                                   multi-media companies, and of counsel
                                                                   to the law firm of Janklow & Ashley.

                                                     NUMBER OF
      NAME, ADDRESS,                        PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
          AND AGE                               OVERSEEN BY TRUSTEE                           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56               Mr. Burt is a director or trustee of 19            Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.      investment companies (consisting of 40             Hollinger International Company
Washington, D.C. 20004            portfolios) for which UBS Global AM                (publishing), HCL Technologies,
                                  or one of its affiliates serves as investment      Ltd., The Central European Fund,
                                  advisor, sub-advisor or manager.                   Inc., The Germany Fund, Inc.,
                                                                                     IGT, Inc. (provides technology to
                                                                                     gaming and wagering industry) and
                                                                                     chairman of Weirton Steel Corp.
                                                                                     (makes and finishes steel
                                                                                     products). He is also a director
                                                                                     or trustee of funds in the
                                                                                     Scudder Mutual Funds Family
                                                                                     (consisting of 47 portfolios).

Meyer Feldberg; 61                Dean Feldberg is a director or trustee of 33       Dean Feldberg is also a director
Columbia University               investment companies (consisting of 54             of Primedia Inc. (publishing),
101 Uris Hall                     portfolios) for which UBS Global AM or one         Federated Department Stores, Inc.
New York, New York                of its affiliates serves as investment             (operator of department stores),
10027                             advisor, sub-advisor or manager.                   Revlon, Inc. (cosmetics), Select
                                                                                     Medical Inc. (healthcare
                                                                                     services) and SAPPI, Ltd.
                                                                                     (producer of paper).

George W. Gowen; 73               Mr. Gowen is a director or trustee of 33           None
666 Third Avenue                  investment companies (consisting of 54
New York, New York                portfolios) for which UBS Global AM or one
10017                             of its affiliates serves as investment
                                  advisor, sub-advisor or manager.

William W. Hewitt, Jr.**; 74      Mr. Hewitt is a director or trustee of 19          Mr. Hewitt is also a director or
c/o UBS Global Asset              investment companies (consisting of 40             trustee of the Guardian Life
Management (US) Inc.              portfolios) for which UBS Global AM or one         Insurance Company Mutual Funds
51 West 52nd Street               of its affiliates serves as investment             (consisting of 19 portfolios).
New York, New York                advisor, sub-advisor or manager.
10019-6114

Morton L. Janklow; 73             Mr. Janklow is a director or trustee of 19         None
445 Park Avenue                   investment companies (consisting of 40
New York, New York                portfolios) for which UBS Global AM or one
10022                             of its affiliates serves as investment
                                  advisor, sub-advisor or manager.

                                                    TERM OF
                                                  OFFICE+ AND
                                  POSITION(S)      LENGTH OF
      NAME, ADDRESS,               HELD WITH          TIME                 PRINCIPAL OCCUPATION(S)
          AND AGE                    FUND            SERVED                  DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66             Trustee         Since 1998       Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                  Capital Partners (merchant bank) and
Avenue, N.W.                                                       chairman of Thayer Hotel Investors III,
Suite 350                                                          Thayer Hotel Investors II and Lodging
Washington, D.C.                                                   Opportunities Fund (hotel investment
20004                                                              partnerships). From January 1992 to
                                                                   November 1992, he was campaign
                                                                   manager of Bush-Quayle `92. From 1990
                                                                   to 1992, he was vice chairman and,
                                                                   from 1989 to 1990, he was president
                                                                   of Northwest Airlines Inc. and NWA
                                                                   Inc. (holding company of Northwest
                                                                   Airlines Inc.). Prior to 1989, he was
                                                                   employed by the Marriott Corporation
                                                                   (hotels, restaurants, airline
                                                                   catering and contract feeding), where
                                                                   he most recently was an executive
                                                                   vice president and president of
                                                                   Marriott Hotels and Resorts.

Carl W. Schafer; 67               Trustee         Since 1998       Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                              Foundation (charitable foundation).
#1100                                                              Prior to January 1993, he was
Princeton, NJ 08542                                                chairman of the Investment Advisory
                                                                   Committee of the Howard Hughes
                                                                   Medical Institute.

William D. White; 69              Trustee         Since 2001       Mr. White is retired. From February
P.O. Box 199                                                       1989 through March 1994, he was
Upper Black Eddy, PA                                               president of the National League of
18972                                                              Professional Baseball Clubs. Prior to
                                                                   1989, he was a television
                                                                   sportscaster for WPIX-TV, New York.
                                                                   Mr. White served on the board of
                                                                   directors of Centel from 1989 to 1993
                                                                   and on the board of directors of
                                                                   Jefferson Banks Incorporated,
                                                                   Philadelphia, PA.

                                                     NUMBER OF
      NAME, ADDRESS,                        PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
          AND AGE                               OVERSEEN BY TRUSTEE                           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66             Mr. Malek is a director or trustee of 19           Mr. Malek is also a director of
1455 Pennsylvania                 investment companies (consisting of 40             Aegis Communications, Inc.
Avenue, N.W.                      portfolios) for which UBS Global AM                (tele-services), American
Suite 350                         or one of its affiliates serves as investment      Management Systems, Inc.
Washington, D.C.                  advisor, sub-advisor or manager.                   (management consulting and
20004                                                                                computer related services),
                                                                                     Automatic Data Processing, Inc.
                                                                                     (computing services), CB Richard
                                                                                     Ellis, Inc. (real estate
                                                                                     services), Federal National
                                                                                     Mortgage Association, FPL Group,
                                                                                     Inc. (electric services), Manor
                                                                                     Care, Inc. (health care), and
                                                                                     Northwest Airlines Inc.

Carl W. Schafer; 67               Mr. Schafer is a director or trustee of 19         Mr. Schafer is also a director of
66 Witherspoon Street             investment companies (consisting of 40             Labor Ready, Inc. (temporary
#1100                             portfolios) for which UBS Global AM                employment), Roadway Corp.
Princeton, NJ 08542               or one of its affiliates serves as investment      (trucking), Guardian Life
                                  advisor, sub-advisor or manager.                   Insurance Company Mutual Funds
                                                                                     (consisting of 19 portfolios),
                                                                                     the Harding, Loevner Funds
                                                                                     (consisting of four portfolios),
                                                                                     E.I.I. Realty Securities Trust
                                                                                     (investment company) and Frontier
                                                                                     Oil Corporation.

William D. White; 69              Mr. White is a director or trustee of 19           None
P.O. Box 199                      investment companies (consisting of 40
Upper Black Eddy, PA              portfolios) for which UBS Global AM
18972                             or one of its affiliates serves as investment
                                  advisor, sub-advisor or manager.

OFFICERS

                                                    TERM OF                PRINCIPAL OCCUPATION(S)
                                                  OFFICE+ AND                DURING PAST 5 YEARS
                                  POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,               HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                    FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
Debbie Baggett*;                  Vice President  Since 1999       Ms. Baggett is a director and portfolio
44                                                                 manager of UBS Global AM.
                                                                   Ms. Baggett is a vice president of
                                                                   four investment companies (consisting
                                                                   of nine portfolios) for which UBS
                                                                   Global AM or one of its affiliates
                                                                   serves as investment advisor,
                                                                   sub-advisor or manager.

W. Douglas Beck*;                 Vice President  Since 2003       Mr. Beck is an executive director and
36                                                                 head of mutual fund product management
                                                                   of UBS Global AM (since 2002). From
                                                                   March 1998 to November 2002, he held
                                                                   various positions at Merrill Lynch,
                                                                   the most recent being first vice
                                                                   president and co-manager of the
                                                                   managed solutions group. Prior to
                                                                   March 1998, Mr. Beck was a portfolio
                                                                   manager and managing director at
                                                                   Raymond James & Associates. Mr. Beck
                                                                   is vice president of UBS Supplementary
                                                                   Trust and 22 investment companies
                                                                   (consisting of 81 portfolios) for
                                                                   which UBS Global AM or one of its
                                                                   affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

Thomas Disbrow*;                  Vice President  Since 2000       Mr. Disbrow is a director and a
37                                and Assistant                    senior manager of the mutual fund
                                    Treasurer                      finance department of UBS Global AM.
                                                                   Prior to November 1999, he was a vice
                                                                   president of Zweig/Glaser Advisers.
                                                                   Mr. Disbrow is a vice president and
                                                                   assistant treasurer of 19 investment
                                                                   companies (consisting of 40
                                                                   portfolios) for which UBS Global AM or
                                                                   one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

                                                    TERM OF                PRINCIPAL OCCUPATION(S)
                                                  OFFICE+ AND                DURING PAST 5 YEARS
                                  POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,               HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                    FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
Amy R. Doberman*;                 Vice President  Since 2000       Ms. Doberman is a managing
41                                and Secretary                    director and general counsel of UBS
                                                                   Global AM. From December 1997 through
                                                                   July 2000, she was general counsel of
                                                                   Aeltus Investment Management, Inc.
                                                                   Prior to working at Aeltus, Ms.
                                                                   Doberman was assistant chief counsel
                                                                   of the SEC's Division of Investment
                                                                   Management. Ms. Doberman is vice
                                                                   president and assistant secretary of
                                                                   UBS Supplementary Trust and five
                                                                   investment companies (consisting of 44
                                                                   portfolios) and vice president and
                                                                   secretary of 19 investment companies
                                                                   (consisting of 40 portfolios) for
                                                                   which UBS Global AM or one of its
                                                                   affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

Kris L. Dorr*;                    Vice President  Since 1998       Ms. Dorr is a director and portfolio
39                                                                 manager in the short-term strategies
                                                                   group of UBS Global AM. Ms. Dorr is
                                                                   vice president of one investment
                                                                   company (consisting of five
                                                                   portfolios) for which UBS Global AM or
                                                                   one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Elbridge T. Gerry III*;           Vice President  Since 1999       Mr. Gerry is a managing director--
46                                                                 fixed income of UBS Global AM. Mr.
                                                                   Gerry is a vice president of six
                                                                   investment companies (consisting of 11
                                                                   portfolios) for which UBS Global AM or
                                                                   one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

                                                    TERM OF                PRINCIPAL OCCUPATION(S)
                                                  OFFICE+ AND                DURING PAST 5 YEARS
                                  POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,               HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                    FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
David M. Goldenberg*;             Vice President  Since 2002       Mr. Goldenberg is an executive
36                                and Assistant                    and deputy general counsel of UBS
                                    Secretary                      Global AM. From 2000 to 2002 he was
                                                                   director, legal affairs at Lazard
                                                                   Asset Management. Mr. Goldenberg was
                                                                   global director of compliance for SSB
                                                                   Citi Asset Management Group from 1998
                                                                   to 2000. He was associate general
                                                                   counsel at Smith Barney Asset
                                                                   Management from 1996 to 1998. Prior to
                                                                   working at Smith Barney Asset
                                                                   Management, Mr. Goldenberg was branch
                                                                   chief and senior counsel of the SEC's
                                                                   Division of Investment Management. Mr.
                                                                   Goldenberg is a vice president and
                                                                   secretary of UBS Supplementary Trust
                                                                   and of five investment companies
                                                                   (consisting of 44 portfolios) and a
                                                                   vice president and assistant secretary
                                                                   of 19 investment companies (consisting
                                                                   of 40 portfolios) for which UBS Global
                                                                   AM or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Kevin J. Mahoney*;                Vice President  Since 1999       Mr. Mahoney is a director and a
37                                and Assistant                    senior manager of the mutual fund
                                   Treasurer                       finance department of UBS Global AM.
                                                                   Prior to April 1999, he was the
                                                                   manager of the mutual fund internal
                                                                   control group of Salomon Smith Barney.
                                                                   Mr. Mahoney is a vice president and
                                                                   assistant treasurer of 19 investment
                                                                   companies (consisting of 40
                                                                   portfolios) for which UBS Global AM or
                                                                   one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

                                                    TERM OF                PRINCIPAL OCCUPATION(S)
                                                  OFFICE+ AND                DURING PAST 5 YEARS
                                  POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,               HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                    FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
Michael H. Markowitz***;          Vice President  Since 1998       Mr. Markowitz is an executive
38      `                                                          director, portfolio manager and head
                                                                   of U.S. short duration fixed income of
                                                                   UBS Global AM. He is also an executive
                                                                   director and portfolio manager of UBS
                                                                   Global Asset Management (Americas)
                                                                   Inc. ("UBS Global AM (Americas)"), an
                                                                   affiliate of UBS Global AM. Mr.
                                                                   Markowitz is a vice president of five
                                                                   investment companies (consisting of 25
                                                                   portfolios) for which UBS Global AM or
                                                                   one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Susan P. Ryan*; 43                Vice President  Since 1999       Ms. Ryan is an exective director and a
                                                                   portfolio manager of UBS Global AM.
                                                                   Ms. Ryan is a vice president of five
                                                                   investment companies (consisting of 13
                                                                   portfolios) for which UBS Global AM or
                                                                   one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Robert Sabatino***; 29            Vice President  Since 2001       Mr. Sabatino is a director and
                                                                   portfolio manager of UBS Global AM in
                                                                   the short duration fixed income group
                                                                   (since October 2001). From 1995 to
                                                                   2001 he was a portfolio manager at
                                                                   Merrill Lynch Investment Managers
                                                                   responsible for the management of
                                                                   several retail and institutional money
                                                                   market funds. Mr. Sabatino is a vice
                                                                   president of one investment company
                                                                   (consisting of five portfolios) for
                                                                   which UBS Global AM or one of its
                                                                   affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

Paul H. Schubert*;                Vice President  Since 1998       Mr. Schubert is an executive director
40                                and Treasurer                    and head of the mutual fund finance
                                                                   department of UBS Global AM. Mr.
                                                                   Schubert is treasurer and principal
                                                                   accounting officer of UBS
                                                                   Supplementary Trust and of three
                                                                   investment companies (consisting of 41
                                                                   portfolios), a vice president and
                                                                   treasurer of 20 investment companies
                                                                   (consisting of 41 portfolios), and
                                                                   treasurer and chief financial officer
                                                                   of one investment company (consisting
                                                                   of two portfolios) for which UBS
                                                                   Global AM or one of its affiliates
                                                                   serves as investment advisor,
                                                                   sub-advisor or manager.

                                                    TERM OF                PRINCIPAL OCCUPATION(S)
                                                  OFFICE+ AND                DURING PAST 5 YEARS
                                  POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,               HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                    FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
Joseph A. Varnas*;                President       Since 2003       Mr. Varnas is a managing director (since
35                                                                 March 2003), chief technology officer
                                                                   (since March 2001) and head of
                                                                   product, technology and operations of
                                                                   UBS Global AM (since November 2002).
                                                                   From 2000 to 2001, he was manager of
                                                                   product development in Investment
                                                                   Consulting Services at UBS Financial
                                                                   Services. Mr. Varnas was a senior
                                                                   analyst in the Global Securities
                                                                   Research & Economics Group at Merrill
                                                                   Lynch from 1995 to 1999. Mr. Varnas is
                                                                   president of UBS Supplementary Trust
                                                                   and 22 investment companies
                                                                   (consisting of 81 portfolios) for
                                                                   which UBS Global AM or one of its
                                                                   affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

Keith A. Weller*;                 Vice President  Since 1998       Mr. Weller is a director and senior
41                                and Assistant                    associate general counsel of UBS
                                   Secretary                       Global AM. Mr. Weller is a vice
                                                                   president and assistant secretary of
                                                                   19 investment companies (consisting of
                                                                   40 portfolios) for which UBS Global AM
                                                                   or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

   * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
  ** Address for mailing purposes only.
 *** This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.
   + Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.
  ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS Financial Services.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

George W. Gowen

William W. Hewitt, Jr.

Morton L. Janklow

Frederic V. Malek

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael Markowitz
VICE PRESIDENT

Robert Sabatino
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL
UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS GLOBAL ASSET MANAGEMENT LOGO]                            Presorted
                                                              Standard
51 West 52nd Street                                         U.S.Postage
New York, NY 10019-6114                                         PAID
                                                           Smithtown, NY
                                                             Permit 700

[LOGO]  UBS Global Asset
        Management

UBS Cash Reserves Fund

Annual Report

April 30, 2003

UBS Cash Reserves Fund

June 16, 2003

Dear Shareholder,

We present you with the annual report for UBS Cash Reserves Fund for the fiscal year ended April 30, 2003.

An Interview with Portfolio Manager Susan Ryan

Q.   How did the Fund perform over the review period?

A. Short-term interest rates fell during the period. As a result, when holdings in the Fund's portfolio matured, they had to be replaced with securities that offered lower yields. Therefore, at the end of the reporting period, the Fund's seven-day current yield was 0.91%, down from 1.50% at the end of its fiscal year on April 30, 2002. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

Q.   Can you describe the economic environment during the reporting period?

A. The US economy was generally weak throughout the Fund's fiscal year. Early in the period, ongoing threats of terrorism, turmoil in the Middle East, tepid corporate spending, a weak stock market and corporate accounting scandals were clearly taking a toll on economic growth. Evidence of this was reflected in the anemic gross domestic product (GDP) figure for the second quarter of 2002, which came in at 1.7%. The news improved somewhat during the third quarter, when GDP rose to 4.0%; however, this figure fell to 1.4% during the last three months of 2002. In the first quarter of 2003, concerns over a war with Iraq created an additional obstacle impeding economic growth, and advance estimates for GDP came in at a disappointing 1.9% growth rate.

UBS Cash Reserves Fund

Investment Goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Portfolio Manager:

Susan P. Ryan
UBS Global Asset
Management (US) Inc.

Commencement:

February 14, 2000

Dividend Payments:

Monthly

--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Q.   What are some of the reasons for the tepid economic growth?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This contrasted sharply with corporate spending, which continued to be subdued as many companies postponed major purchases until they saw clearer signs of a sustainable economic recovery. However, both consumer and corporate spending weakened during the first quarter of 2003. The specter of, and eventual war with, Iraq, saber rattling in North Korea and heightened concerns about terrorism preoccupied the country and ultimately hindered economic growth.

Q. How has the Federal Reserve Board (the "Fed") reacted to the weakening economy?

A. In November 2002, the Fed acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of 2002, the Fed moved into action in early November and lowered the federal funds rate one half percentage point to 1.25%--a 41-year low.

     Since that time, the Fed has held rates steady, most recently during its meeting on May 6, 2003 (after period end). In its official statement, the Fed noted that despite disappointing numbers relating to production and unemployment, the easing of geopolitical tensions has increased consumer confidence, caused oil prices to decline, and strengthened the equity and debt markets. "These developments," the Fed statement read, "along with the accommodative stance of monetary policy and ongoing growth in productivity, should foster an improving economic climate over time."

Q. How did you manage the Fund in the turbulent economic environment that characterized the period?

A. In terms of investment strategies, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Fund's longer-term securities--with maturities up to one year in duration-- were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than one month in duration--provided liquidity.

--------------------------------------------------------------------------------
2

UBS Cash Reserves Fund

     Given the uncertain economy and the skepticism generated by corporate accounting scandals and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As such, we were able to avoid the problems that plagued the corporate credit markets.

Q. What is your outlook for the economy, and how do you anticipate structuring the portfolio going forward?

A. Despite the rapid conclusion to fighting in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown, the situation in North Korea remains volatile, and the outbreak of Severe Acute Respiratory Syndrome (SARS) threatens to isolate major economies.

     In the US, you could view the economic "glass" as either being half empty or half full. Among the positives, the war in Iraq is all but over, consumer confidence rose sharply at the end of April, and oil prices have plummeted. In addition, low interest rates have spurred another round of mortgage refinancing, and corporate spending is expected to increase at some point. Finally Congress has approved an economic stimulus package, although the extent of its impact on the economy remains uncertain.

     On the other hand, unemployment is high and the economy will have to gain momentum in order to stimulate the labor market. Furthermore, the housing market may have peaked and consumer debt levels are high. Lastly, the Fed has less mobility to lower short-term interest rates.

     Given the uncertain environment, we expect to continue to employ a barbell strategy in order to lock in higher rates and maintain liquidity. We also anticipate emphasizing a high-quality portfolio for the Fund and continuing to allocate a large portion of the portfolio to Treasuries and Agencies.

--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
President
UBS Cash Reserves Fund
Head of Product, Technology and Operations
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan

Susan P. Ryan
Portfolio Manager
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
4

UBS Cash Reserves Fund

Performance At A Glance

Yields and Characteristics                 4/30/03     10/31/02      4/30/02
===============================================================================
Seven-Day Current Yield*                     0.91%        1.42%        1.50%
-------------------------------------------------------------------------------
Seven-Day Effective Yield*                   0.91%        1.43%        1.51%
-------------------------------------------------------------------------------
Weighted Average Maturity**                66 days      66 days      49 days
-------------------------------------------------------------------------------
Net Assets (mm)                            $235.9       $305.8       $394.0
===============================================================================

Sector Allocation***                       4/30/03     10/31/02      4/30/02
===============================================================================
U.S. Government & Agency Obligations         43.3%        46.7%        31.7%
-------------------------------------------------------------------------------
Commercial Paper                             39.2         30.0         50.1
-------------------------------------------------------------------------------
Short-Term Corporate Obligations              8.9          6.9           --
-------------------------------------------------------------------------------
Money Market Funds                            8.6          2.0          5.9
-------------------------------------------------------------------------------
Certificates of Deposit                       5.5         10.8         13.4
-------------------------------------------------------------------------------
Time Deposits                                  --          3.3           --
-------------------------------------------------------------------------------
Liabilities in Excess of Other Assets       ( 5.5)          --        ( 1.1)
-------------------------------------------------------------------------------
Other Assets in Excess of Liabilities          --          0.3           --
-------------------------------------------------------------------------------
Total                                       100.0%       100.0%       100.0%
===============================================================================

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Statement of Net Assets -- April 30, 2003

Principal
Amount                                               Maturity      Interest
 (000)                                                Dates         Rates          Value
==============================================================================================
U.S. Government and Agency Obligations--43.27%
==============================================================================================
$29,000 U.S. Treasury Bills (1)                       05/01/03 to     1.160 to
                                                      07/17/03        1.210%@   $ 28,963,896
----------------------------------------------------------------------------------------------
  5,000 Federal Farm Credit Bank                      05/01/03        1.250*       4,999,643
----------------------------------------------------------------------------------------------
 19,000 Federal Home Loan Bank                        12/08/03 to     1.440 to
                                                      05/10/04        1.670       19,000,000
----------------------------------------------------------------------------------------------
 4,100 Federal Home Loan Mortgage Corp.               05/08/03 to
                                                      05/23/03        1.170@       4,098,287
----------------------------------------------------------------------------------------------
 5,000 Federal National Mortgage Association          05/07/04        1.380        5,000,000
----------------------------------------------------------------------------------------------
 7,000 Federal National Mortgage Association          05/01/03        1.250*       7,000,000
----------------------------------------------------------------------------------------------
10,000 Federal National Mortgage Association          05/09/03        1.180@       9,997,378
----------------------------------------------------------------------------------------------
23,000 Student Loan Marketing Association             05/23/03 to     1.400 to
                                                      02/24/04        2.650       23,000,000
----------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
(cost--$102,059,204)                                                             102,059,204
==============================================================================================
Certificates of Deposit--5.51%
==============================================================================================
 Domestic--2.12%
 5,000 State Street Bank & Trust Co.                  04/08/04        1.300        5,000,000
----------------------------------------------------------------------------------------------
 Yankee--3.39%
 5,000 Credit Suisse First Boston                     05/07/03        1.240        4,998,967
----------------------------------------------------------------------------------------------
 3,000 Westdeutsche Landesbank Girozentrale           05/23/03        2.680        2,999,946
----------------------------------------------------------------------------------------------
                                                                                   7,998,913
----------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$12,998,913)                                 12,998,913
==============================================================================================
Commercial Paper@--39.21%
==============================================================================================
 Asset Backed-Auto & Truck--2.54%
 6,000 New Center Asset Trust                         06/25/03        1.260        5,988,450
==============================================================================================
 Asset Backed-Miscellaneous--15.68%
 2,500 Giro Funding U.S. Corp.                        05/15/03        1.260        2,498,775
----------------------------------------------------------------------------------------------
 6,000 Giro Multi-Funding Corp.                       05/15/03        1.270        5,997,037
----------------------------------------------------------------------------------------------
 6,000 Receivables Capital Corp.                      05/28/03        1.250        5,994,375
----------------------------------------------------------------------------------------------
 5,000 Thunderbay Funding, Inc.                       05/15/03        1.260        4,997,550
----------------------------------------------------------------------------------------------
11,000 Triple-A One Funding Corp.                     05/01/03 to     1.260 to
                                                      05/08/03        1.350       10,998,775
----------------------------------------------------------------------------------------------
 6,500 Windmill Funding Corp.                         05/07/03        1.240        6,498,656
----------------------------------------------------------------------------------------------
 Automobile OEM--4.67%
 11,000 BMW U.S. Capital Corp.                        05/01/03        1.350       11,000,000
----------------------------------------------------------------------------------------------
 Banking-Domestic--4.24%
 4,000 CBA (Delaware) Finance, Inc.                   05/01/03        1.340        4,000,000
----------------------------------------------------------------------------------------------
 6,000 Danske Corp.                                   05/02/03        1.260        5,999,790
----------------------------------------------------------------------------------------------
                                                                                   9,999,790
==============================================================================================
 Banking-Foreign--2.12%
 5,000 HBOS Treasury Services PLC                     05/02/03        1.260        4,999,825
==============================================================================================

--------------------------------------------------------------------------------
6

UBS Cash Reserves Fund

Statement of Net Assets -- April 30, 2003


Principal
 Amount                                               Maturity      Interest
  (000)                                                Dates          Rates         Value
=============================================================================================
Commercial Paper@--(concluded)
=============================================================================================
  Energy-Integrated--7.42%
$ 6,000  BP Capital Markets PLC                       05/01/03        1.295%*    $ 6,000,000
---------------------------------------------------------------------------------------------
 11,500  Koch Industries                              05/01/03 to     1.230 to
                                                      05/06/03        1.350       11,498,890
---------------------------------------------------------------------------------------------
                                                                                  17,498,890
=============================================================================================
 Finance-NonCaptive Diversified--2.54%
  6,000  CIT Group, Inc.                              05/06/03        1.260         5,998,950
=============================================================================================
Total Commercial Paper (cost--$92,471,073)                                        92,471,073
=============================================================================================
Short-Term Corporate Obligations--8.90%
=============================================================================================
  Asset Backed-Finance--7.21%
  7,000  CC (USA), Inc.**                             05/01/03        1.330*       7,000,000
---------------------------------------------------------------------------------------------
  5,000  Dorada Finance, Inc.**                       05/01/03        1.325*       4,999,908
---------------------------------------------------------------------------------------------
  5,000  K2 (USA) LLC                                 05/12/03        1.290*       5,000,000
---------------------------------------------------------------------------------------------
                                                                                  16,999,908
=============================================================================================
 Finance-NonCaptive Diversified--1.69%
  4,000  General Electric Capital Corp.               05/09/03        1.340*       4,000,000
=============================================================================================
Total Short-Term Corporate Obligations
 (cost--$20,999,908)                                                              20,999,908
=============================================================================================

Number of
 Shares
  (000)
=============================================================================================
Money Market Funds+--2.95%
=============================================================================================
  3,225  AIM Liquid Assets Portfolio                  05/01/03        1.220        3,224,895
---------------------------------------------------------------------------------------------
     97  AIM Prime Money Market Portfolio             05/01/03        1.180           96,975
---------------------------------------------------------------------------------------------
  3,159  BlackRock Provident Institutional TempFund   05/01/03        1.145        3,159,367
---------------------------------------------------------------------------------------------
     68  Dreyfus Cash Management Fund                 05/01/03        1.124           68,004
---------------------------------------------------------------------------------------------
    394  Scudder Institutional Fund, Inc.             05/01/03        1.183          394,479
---------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$6,943,720)                                        6,943,720
=============================================================================================

--------------------------------------------------------------------------------
                                                                               7

UBS Cash Reserves Fund

Statement of Net Assets -- April 30, 2003


Number of
 Shares                                                      Maturity     Interest
  (000)                                                        Dates       Rates         Value
===================================================================================================
Investments of Cash Collateral From Securities Loaned--5.62%
===================================================================================================
Money Market Funds+--5.62%
===================================================================================================
2,260   AIM Liquid Assets Portfolio                           05/01/03      1.220%       $2,260,000
---------------------------------------------------------------------------------------------------
 11,000   UBS Private Money Market Fund LLC                   05/01/03      1.226        11,000,000
---------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral From Securities
Loaned (cost--$13,260,000)                                                               13,260,000
===================================================================================================
Total Investments (cost--$248,732,818 which approximates
cost for federal income tax purposes)--105.46%                                          248,732,818
---------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(5.46)%                                          (12,870,034
---------------------------------------------------------------------------------------------------
Net Assets (applicable to 235,688,146 shares of
beneficial interest outstanding equivalent to $1.00
per share)--100.00%                                                                    $235,862,784
===================================================================================================

(1)  Security, or a portion thereof, was on loan at April 30, 2003.
* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of April 30, 2003, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ Interest rates shown are the discount rates at date of purchase. + Interest rates shown reflect yield at April 30, 2003.
OEM  Original Equipment Manufacturer.

                       Weighted average maturity--66 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
8

UBS Cash Reserves Fund

Statement of Operations

                                                                  For the
                                                                Year Ended
                                                              April 30, 2003
============================================================================
Investment income:
Interest                                                          $5,663,254
----------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                        1,069,481
----------------------------------------------------------------------------
Transfer agency and related services fees                            689,231
----------------------------------------------------------------------------
State registration fees                                              120,079
----------------------------------------------------------------------------
Reports and notices to shareholders                                  101,501
----------------------------------------------------------------------------
Insurance expense                                                     68,604
----------------------------------------------------------------------------
Professional fees                                                     46,562
----------------------------------------------------------------------------
Custody and accounting                                                32,409
----------------------------------------------------------------------------
Trustees' fees                                                         4,973
----------------------------------------------------------------------------
Other expenses                                                         5,881
----------------------------------------------------------------------------
                                                                   2,138,721
----------------------------------------------------------------------------
Less: Fee waivers/reimbursements from investment advisor and
   administrator                                                    (614,720)
----------------------------------------------------------------------------
Net expenses                                                       1,524,001
----------------------------------------------------------------------------
Net investment income                                             $4,139,253
============================================================================

Statement of Changes in Net Assets

                                                                          For the Years Ended
                                                                               April 30,
=====================================================================================================
                                                                         2003               2002
=====================================================================================================
From operations:
Net investment income                                             $  4,139,253         $  9,233,967
-----------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                              --              183,910
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 4,139,253            9,417,877
-----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income                                               (4,139,253)          (9,233,967)
-----------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                          (9,500)                  --
-----------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (4,148,753)          (9,233,967)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial interest
 transactions                                                     (158,093,945)          43,952,674
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                             (158,103,445)          44,136,584
-----------------------------------------------------------------------------------------------------
Net Assets:
Beginning of year                                                  393,966,229          349,829,645
-----------------------------------------------------------------------------------------------------
End of year                                                       $235,862,784         $393,966,229
=====================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                               9

UBS Cash Reserves Fund

Notes to Financial Statements

Organization and Significant Accounting Policies

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--
Investments are valued at amortized cost, which approximates market value, unless the Fund's board of trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under

--------------------------------------------------------------------------------
10

UBS Cash Reserves Fund

Notes to Financial Statements

certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At April 30, 2003, the Fund did not owe UBS Global AM for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total annual operating expenses at a level not exceeding 0.47% of the Fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the year ended April 30, 2003, UBS Global AM reimbursed $485,088 in expenses, which is subject to repayment through April 30, 2006 and waived $129,632 in investment advisory and administration fees. At April 30, 2003, UBS Global AM owed the Fund $11,320 in fee waivers and reimbursements.

--------------------------------------------------------------------------------
                                                                              11

UBS Cash Reserves Fund

Notes to Financial Statements

Securities Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. ("UBS Financial ServicesSM*"), an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended April 30, 2003, the Fund earned $168 for lending securities. The Fund's lending agent was UBS Financial Services, which earned $56 in compensation from the Fund in that capacity for the year ended April 30, 2003. At April 30, 2003, the Fund owed UBS Financial Services $56 in compensation.

At April 30, 2003, the Fund had securities on loan having a market value of $22,975,189. The Fund's custodian held an $8,700,00 Federal National Mortgage Association Note with a maturity date of 06/15/09, an interest rate of 6.375% and an aggregate market value of $10,263,355 as collateral and cash collateral investments having an aggregate value of $13,260,000.

Other Liabilities

At April 30, 2003, dividends payable and accrued expenses excluding investment advisory and administration fees were $40,488 and $101,410, respectively.

Money Market Fund Insurance Bonds

At April 30, 2003, the Fund had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or

------------------
*UBS Financial Services is a service mark of UBS AG.

--------------------------------------------------------------------------------
12

UBS Cash Reserves Fund

Notes to Financial Statements

interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended April 30, 2003, the Fund did not use these insurance bonds.

Federal Tax Status

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2003 and April 30, 2002 was ordinary income.

To reflect reclassifications arising from permanent "book/tax" differences for the year ending April 30, 2003, undistributed net investment income was decreased by $5,901, accumulated net realized losses from investment transactions were decreased by $9,500 and beneficial interest was decreased by $3,599.

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                        For the Years Ended April 30,
                                                  =======================================
                                                          2003                  2002
=========================================================================================
Shares sold                                           2,326,342,951         3,294,916,720
-----------------------------------------------------------------------------------------
Shares repurchased                                   (2,488,630,784)       (3,260,643,877)
-----------------------------------------------------------------------------------------
Dividends reinvested                                      4,193,888             9,679,831
-----------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (158,093,945)           43,952,674
=========================================================================================

--------------------------------------------------------------------------------
                                                                              13

UBS Cash Reserves Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                       For the Period
                                             For the Years Ended April 30,           February 14, 2000+
                                      ===========================================            to
                                           2003           2002           2001          April 30, 2000
=======================================================================================================
Net asset value,
 beginning of period                     $   1.00        $  1.00        $  1.00           $ 1.00
-------------------------------------------------------------------------------------------------------
Net investment income                       0.012          0.026          0.059            0.012
-------------------------------------------------------------------------------------------------------
Dividends from net
 investment income                         (0.012)#       (0.026)        (0.059)          (0.012)
-------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                           $   1.00        $  1.00        $  1.00           $ 1.00
-------------------------------------------------------------------------------------------------------
Total investment return1                     1.25%          2.66%          6.01%            1.18%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets,
 end of period (000's)                   $235,863       $393,966       $349,830         $270,406
-------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of waivers/reimbursements
 from advisor                                0.47%          0.47%          0.47%            0.47%*
-------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 before fee waivers/reimbursements
 from advisor                                0.66%          0.61%          0.54%            0.53%*
-------------------------------------------------------------------------------------------------------
Net investment income to average
 net assets, net of waivers/
 reimbursements from advisor                 1.25%          2.61%          5.80%            5.57%*
-------------------------------------------------------------------------------------------------------
Net investment income to average
 net assets, before waivers/
 reimbursements from advisor                 1.06%          2.47%          5.73%            5.51%*
=======================================================================================================

# Includes dividends from net realized gains from investment activities of $0.00003.
+    Commencement of operations.
*    Annualized.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
14

UBS Cash Reserves Fund

Report of Ernst & Young LLP, Independent Auditors

The Board of Trustees and Shareholders
UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the "Fund") (one of the funds comprising UBS Money Series) as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernest & Young LLP

New York, New York
June 12, 2003

--------------------------------------------------------------------------------
                                                                              15

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

                                              Term of
                                            Office+ and
                            Position(s)      Length of
      Name, Address,         Held with          Time         Principal Occupation(s)
        and Age                Fund            Served          During Past 5 Years
============================================================================================
Margo N. Alexander*++;       Trustee        Since 1998   Mrs. Alexander is retired. She was
56                                                       an executive vice president of UBS
                                                         Financial Services (March 1984 to
                                                         December 2002). She was chief
                                                         executive officer of UBS Global AM
                                                         from January 1995 to October
                                                         2000, a director (from January
                                                         1995 to September 2001) and
                                                         chairman (from March 1999 to
                                                         September 2001).

E. Garrett Bewkes, Jr.*++;   Trustee and    Since 1998   Mr. Bewkes serves as a consultant
76                           Chairman of                 to UBS Financial Services (since
                             the Board of                May 1999). Prior to November
                             Trustees                    2000, he was a Director of Paine
                                                         Webber Group Inc. ("PW Group,"
                                                         formerly the holding company of
                                                         UBS Financial Services and UBS
                                                         Global AM) and prior to 1996, he
                                                         was a consultant to PW Group.
                                                         Prior to 1988, he was chairman of
                                                         the board, president and chief
                                                         executive officer of American
                                                         Bakeries Company.

--------------------------------------------------------------------------------
16

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex                     Other Directorships
               Overseen by Trustee                           Held by Trustee
--------------------------------------------------------------------------------
 Mrs. Alexander is a director or trustee of 19     None
 investment companies (consisting of 40
 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

 Mr. Bewkes is a director or trustee of 33         Mr. Bewkes is also a director
 investment companies (consisting of 54            of Interstate Bakeries
 portfolios) for which UBS Global AM or one        Corporation.
 of its affiliates serves as investment advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
                                                                              17

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Independent Trustees

                                           Term of
                                         Office+ and
                           Position(s)    Length of
      Name, Address,        Held with       Time            Principal Occupation(s)
          and Age             Trust       Served             During Past 5 Years
=======================================================================================
Richard Q. Armstrong; 68   Trustee       Since 1998   Mr. Armstrong is chairman and
R.Q.A. Enterprises                                    principal of R.Q.A. Enterprises
One Old Church Road--                                 (management consulting firm)
Unit # 6                                              (since April 1991 and principal
Greenwich, CT 06830                                   occupation since March 1995).
                                                      Mr. Armstrong was chairman
                                                      of the board, chief
                                                      executive officer and
                                                      co-owner of Adirondack
                                                      Beverages (producer and
                                                      distributor of soft drinks
                                                      and sparkling/still
                                                      waters) (from October 1993
                                                      to March 1995). He was a
                                                      partner of The New England
                                                      Consulting Group
                                                      (management consulting
                                                      firm) (from December 1992
                                                      to September 1993). He was
                                                      managing director of LVMH
                                                      U.S. Corporation (U.S.
                                                      subsidiary of the French
                                                      luxury goods conglomerate,
                                                      Louis Vuitton Moet
                                                      Hennessey Corporation)
                                                      (from 1987 to 1991) and
                                                      chairman of its wine and
                                                      spirits subsidiary,
                                                      Schieffelin & Somerset
                                                      Company (from 1987 to
                                                      1991).

David J. Beaubien; 68      Trustee       Since 2001   Mr. Beaubien is chairman of
101 Industrial Road                                   Yankee Environmental Systems,
Turners Falls, MA 01376                               Inc., a manufacturer of meteor-
                                                      ological measuring
                                                      systems. Prior to January
                                                      1991, he was senior vice
                                                      president of EG&G, Inc., a
                                                      company which makes and
                                                      provides a variety of
                                                      scientific and technically
                                                      oriented products and
                                                      services. From 1985 to
                                                      January 1995, Mr. Beaubien
                                                      served as a director or
                                                      trustee on the boards of
                                                      the Kidder, Peabody & Co.
                                                      Incorporated mutual funds.

--------------------------------------------------------------------------------
18

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                    Number of
           Portfolios in Fund Complex                        Other Directorships
               Overseen by Trustee                             Held by Trustee
==========================================================================================
 Mr. Armstrong is a director or trustee of 19      Mr. Armstrong is also a director of
 investment companies (consisting of 40            AlFresh Beverages Canada, Inc. (a
 portfolios) for which UBS Global AM or one of     Canadian beverage subsidiary of
 its affiliates serves as investment advisor,      AlFresh Foods Inc.) (since October
 sub-advisor or manager.                           2000).

 Mr. Beaubien is a director or trustee of 19       Mr. Beaubien is also a director of IEC
 investment companies (consisting of 40            Electronics, Inc., a manufacturer of
 portfolios) for which UBS Global AM or one of     electronic assemblies.
 its affiliates serves as investment advisor,
 sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                              19

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Independent Trustees (continued)

                                                Term of
                                              Office+ and
                             Positio           Length of
        Name, Address,        Held with          Time            Principal Occupation(s)
            and Age             Fund           Served             During Past 5 Years
===============================================================================================
Richard R. Burt; 56            Trustee       Since 1998   Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave.,                                   LLC (international information and
N.W. Washington, D.C.                                     security firm) and IEP Advisors
20004                                                     (international investments and
                                                          consulting firm). He
                                                          was the chief
                                                          negotiator in the
                                                          Strategic Arms
                                                          Reduction Talks with
                                                          the former Soviet
                                                          Union (from 1989 to
                                                          1991) and the U.S.
                                                          Ambassador to the
                                                          Federal Republic of
                                                          Germany (from 1985 to
                                                          1989). From 1991 to
                                                          1994, he served as a
                                                          partner of McKinsey &
                                                          Company (management
                                                          consulting firm).

Meyer Feldberg; 61             Trustee       Since 1998   Mr. Feldberg is Dean and Professor
Columbia University                                       of Management of the Graduate
101 Uris Hall                                             School of Business, Columbia
New York, New York                                        University. Prior to 1989, he was
10027                                                     president of the Illinois Institute
                                                          of Technology.

George W. Gowen; 73            Trustee       Since 1998   Mr. Gowen is a partner in the law
666 Third Avenue                                          firm of Dunnington, Bartholow &
New York, New York                                        Miller. Prior to May 1994, he was
10017                                                     a partner in the law firm of Fryer,
                                                          Ross & Gowen.

William W. Hewitt, Jr.**; 74   Trustee       Since 2001   Mr. Hewitt is retired. From 1990 to
c/o UBS Global Asset                                      January 1995, Mr. Hewitt served as
Management (US) Inc.                                      a director or trustee on the boards
51 West 52nd Street                                       of the Kidder, Peabody & Co.
New York, New York                                        Incorporated mutual funds. From
10019-6114                                                1986 to 1988, he was an executive
                                                          vice president and
                                                          director of mutual
                                                          funds, insurance and
                                                          trust services of
                                                          Shearson Lehman
                                                          Brothers Inc. From
                                                          1976 to 1986, he was
                                                          president of Merrill
                                                          Lynch Funds
                                                          Distributor, Inc.

--------------------------------------------------------------------------------
20

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                    Number of
           Portfolios in Fund Complex                           Other Directorships
               Overseen by Trustee                                Held by Trustee
======================================================================================================
 Mr. Burt is a director or trustee of 19                  Mr. Burt is also a director of
 Hollinger investment companies (consisting of 40         International Inc. (publishing), HCL
 portfolios) for which UBS Global AM or                   Technologies Ltd., The Central European
 one of its affiliates serves as investment               Fund, Inc., The  Germany Fund, Inc., IGT,
 advisor, sub-advisor or manager.                         Inc. (provides  technology to gaming and
                                                          wagering industry) and chairman of
                                                          Weirton Steel Corp. (makes and finishes
                                                          steel products). He is also a director or
                                                          trustee of funds in the Scudder Mutual
                                                          Funds Family (consisting of 47 portfolios).

 Dean Feldberg is a director or trustee of                Dean Feldberg is also a director of
 33 investment companies (consisting of                   Primedia Inc. (publishing), Federated
 54 portfolios) for which UBS Global AM                   Department Stores, Inc. (operator of
 or one of its affiliates serves as investment            department stores), Revlon, Inc.
 advisor, sub-advisor or manager.                         (cosmetics), Select Medical Inc.
                                                          (healthcare services) and SAPPI, Ltd.
                                                          (producer of paper).

 Mr. Gowen is a director or trustee of 33                 None
 investment companies (consisting of
 54 portfolios) for which UBS Global AM
 or one of its affiliates serves as  investment
 advisor, sub-advisor or manager.


 Mr. Hewitt is a director or trustee of 19                Mr. Hewitt is also a director or trustee
 investment companies (consisting of 40                   of the Guardian Life Insurance Company
 portfolios) for which UBS Global AM or                   Mutual Funds (consisting of 19
 one of its affiliates serves as investment               portfolios).
 advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
                                                                              21

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Independent Trustees (continued)

                                         Term of
                                       Office+ and
                          Position(s)   Length of
     Name, Address,        Held with      Time             Principal Occupation(s)
         and Age             Fund        Served              During Past 5 Years
------------------------ ------------- ------------ --------------------------------------
Morton L. Janklow; 72    Trustee       Since 2001   Mr. Janklow is senior partner of
445 Park Avenue                                     Janklow & Nesbit Associates, an
New York, New York                                  international literary agency
10022                                               representing leading authors in
                                                    their relationships with publishers
                                                    and motion picture, television and
                                                    multi-media companies, and of
                                                    counsel to the law firm of Janklow
                                                    & Ashley.

Frederic V. Malek; 66    Trustee       Since 1998   Mr. Malek is chairman of Thayer
1455 Pennsylvania                                   Capital Partners (merchant bank)
Avenue, N.W. Suite 350                              and chairman of Thayer Hotel
Washington, D.C. 20004                              Investors III, Thayer Hotel Investors
                                                    II and Lodging Opportunities Fund
                                                    (hotel investment partnerships).
                                                    From January 1992 to November
                                                    1992, he was campaign manager
                                                    of Bush-Quayle '92. From 1990
                                                    to 1992, he was vice chairman and,
                                                    from 1989 to 1990, he was
                                                    president of Northwest Airlines Inc.
                                                    and NWA Inc. (holding company of
                                                    Northwest Airlines Inc.). Prior to
                                                    1989, he was employed by the
                                                    Marriott Corporation (hotels,
                                                    restaurants, airline catering and
                                                    contract feeding), where he most
                                                    recently was an executive vice
                                                    president and president of Marriott
                                                    Hotels and Resorts.

Carl W. Schafer; 67      Trustee       Since 1998   Mr. Schafer is president of the
66 Witherspoon Street                               Atlantic Foundation (charitable
#1100                                               foundation). Prior to January 1993,
Princeton, NJ 08542                                 he was chairman of the Investment
                                                    Advisory Committee of the Howard
                                                    Hughes Medical Institute.

--------------------------------------------------------------------------------
22

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                     Number of
            Portfolios in Fund Complex                         Other Directorships
                Overseen by Trustee                              Held by Trustee
================================================================================================
 Mr. Janklow is a director or trustee of 19               None
 investment companies (consisting of 40
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.

 Mr. Malek is a director or trustee of 19                 Mr. Malek is also a director of Aegis
 investment companies (consisting of 40                   Communications, Inc. (tele-services),
 portfolios) for which UBS Global AM or one               American Management Systems, Inc. of
 its affiliates serves as investment advisor,             (management consulting and
 sub-advisor or manager. computer related services),      Automatic Data Processing, Inc.
                                                          (computing services), CB Richard
                                                          Ellis, Inc. (real estate services),
                                                          Federal National Mortgage
                                                          Association, FPL Group, Inc. (electric
                                                          services), Manor Care, Inc. (health
                                                          care) and Northwest Airlines Inc.

 Mr. Schafer is a director or trustee of 19               Mr. Schafer is also a director of
 investment companies (consisting of 40                   Labor Ready, Inc. (temporary
 portfolios) for which UBS Global AM or one               employment), Roadway Corp.
 of its affiliates serves as investment advisor,          (trucking), Guardian Life Insurance
 sub-advisor or manager.                                  Company Mutual Funds (consisting
                                                          of 19 portfolios), the Harding,
                                                          Loevner Funds (consisting of four
                                                          portfolios), E.I.I. Realty Securities
                                                          Trust (investment company) and
                                                          Frontier Oil Corporation.

--------------------------------------------------------------------------------
                                                                              23

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Independent Trustees (concluded)

                                        Term of
                                     Office+ and
                        Position(s)    Length of
    Name, Address,       Held with       Time        Principal Occupation(s)
        and Age            Fund         Served         During Past 5 Years
---------------------- ------------- ------------ ----------------------------------
William D. White; 69   Trustee       Since 2001  Mr. White is retired. From
P.O. Box 199                                     February 1989 through March
Upper Black Eddy, PA                             1994, he was president of the
                                                 18972 National League of Professional
                                                 Baseball Clubs. Prior to 1989, he
                                                 was a television sportscaster for
                                                 WPIX-TV, New York. Mr. White
                                                 served on the board of directors
                                                 of Centel from 1989 to 1993 and
                                                 on the board of directors of
                                                 Jefferson Banks Incorporated,
                                                 Philadelphia, PA.

--------------------------------------------------------------------------------
24

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex                    Other Directorships
               Overseen by Trustee                          Held by Trustee
-===============================================================================
 Mr. White is a director or trustee of 19                 None
 investment companies (consisting of 40
 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
                                                                              25

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Officers

                                            Term of             Principal Occupation(s)
                                          Office+ and             During Past 5 Years;
                          Position(s)      Length of            Number of Portfolios in
     Name, Address,        Held with         Time               Fund Complex For Which
        and Age              Fund           Served             Person Serves as Officer
==================================================================================================
 Debbie Baggett*; 44    Vice President   Since 1999       Ms. Baggett is a director and
                                                          portfolio manager of UBS Global
                                                          AM. Ms. Baggett is a vice president
                                                          of four investment companies
                                                          (consisting of nine portfolios) for
                                                          which UBS Global AM or one of its
                                                          affiliates serves as investment advisor,
                                                          sub-advisor or manager.

 W. Douglas Beck*; 36   Vice President   Since 2003       Mr. Beck is an executive director
                                                          and head of mutual fund product
                                                          management of UBS Global AM
                                                          (since 2002). From March 1998 to
                                                          November 2002, he held various
                                                          positions at Merrill Lynch, the most
                                                          recent being first vice president
                                                          and co-manager of the managed
                                                          solutions group. Prior to March 1998,
                                                          Mr. Beck was a portfolio manager
                                                          and managing director at Raymond
                                                          James & Associates. Mr. Beck is vice
                                                          president of UBS Supplementary
                                                          Trust and 22 investment companies
                                                          (consisting of 81 portfolios) for
                                                          which UBS Global AM or one of its
                                                          affiliates serves as investment advisor,
                                                          sub-advisor or manager.

 Thomas Disbrow*; 37    Vice President   Since 2000       Mr. Disbrow is a director and a senior
                        and Assistant                     manager of the mutual fund finance
                        Treasurer                         department of UBS Global AM. Prior
                                                          to November 1999, he was
                                                          a vice president of
                                                          Zweig/Glaser Advisers.
                                                          Mr. Disbrow is a vice
                                                          president and assistant
                                                          treasurer of 19
                                                          investment companies
                                                          (consisting of 40
                                                          portfolios) for which UBS
                                                          Global AM or one of its
                                                          affiliates serves as
                                                          investment advisor,
                                                          sub-advisor or manager.

--------------------------------------------------------------------------------
26

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                                              Term of             Principal Occupation(s)
                                             Office+ and           During Past 5 Years;
                            Position(s)       Length of          Number of Portfolios in
      Name, Address,         Held with         Time              Fund Complex For Which
          and Age              Fund           Served            Person Serves as Officer
-------------------------- ---------------- ------------- -----------------------------------------
 Amy R. Doberman*;         Vice President   Since 2000    Ms. Doberman is a managing director
 41                        and Secretary                  and general counsel of UBS Global
                                                          AM. From December 1997 through
                                                          July 2000, she was general counsel
                                                          of Aeltus Investment Management,
                                                          Inc. Prior to working at Aeltus,
                                                          Ms. Doberman was assistant chief
                                                          counsel of the SEC's Division
                                                          of Investment Management. Ms.
                                                          Doberman is vice president and
                                                          assistant secretary of UBS
                                                          Supplementary Trust and five
                                                          investment companies (consisting
                                                          of 44 portfolios) and vice president
                                                          and secretary of 19 investment
                                                          companies (consisting of 40 portfolios)
                                                          for which UBS Global AM or one
                                                          of its affiliates serves as investment
                                                          advisor, sub-advisor or manager.

 Kris L. Dorr*;            Vice President    Since 1998   Ms. Dorr is a director and portfolio
 39                                                       manager in the short-term strategies
                                                          group of UBS Global AM. Ms. Dorr
                                                          is vice president of one investment
                                                          company (consisting of five
                                                          portfolios) for which UBS Global AM
                                                          or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

 Elbridge T. Gerry III*;   Vice President    Since 1999   Mr. Gerry is a managing director--
 45                                                       fixed income of UBS Global AM.
                                                          Mr. Gerry is a vice president of six
                                                          investment companies (consisting of
                                                          11 portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.

--------------------------------------------------------------------------------
                                                                              27

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Officers (continued)

                                            Term of             Principal Occupation(s)
                                           Office+ and            During Past 5 Years;
                           Position(s)     Length of             Number of Portfolios in
     Name, Address,         Held with         Time               Fund Complex For Which
         and Age              Fund           Served             Person Serves as Officer
====================================================================================================
 David M.                Vice President   Since 2002      Mr. Goldenberg is an executive director
 Goldenberg*; 36         and Assistant                    and deputy general counsel of UBS
                         Secretary                        Global AM. From 2000 to 2002 he
                                                          was director, legal affairs at Lazard
                                                          Asset Management. Mr. Goldenberg
                                                          was global director of compliance for
                                                          SSB Citi Asset Management Group
                                                          from 1998 to 2000. He was associate
                                                          general counsel at Smith Barney Asset
                                                          Management from 1996 to 1998.
                                                          Prior to working at Smith Barney Asset
                                                          Management, Mr. Goldenberg was
                                                          branch chief and senior counsel in
                                                          the SEC's Division of Investment
                                                          Management. Mr. Goldenberg is
                                                          a vice president and secretary of UBS
                                                          Supplementary Trust and of five
                                                          investment companies (consisting of
                                                          44 portfolios) and a vice president and
                                                          assistant secretary of 19 investment
                                                          companies (consisting of 40 portfolios)
                                                          for which UBS Global AM or one of its
                                                          affiliates serves as investment advisor,
                                                          sub-advisor or manager.

 Kevin J. Mahoney*; 37   Vice President   Since 1999      Mr. Mahoney is a director and a
                         and Assistant                    senior manager of the mutual fund
                         Treasurer                        finance department of UBS Global
                                                          AM. Prior to April 1999, he was the
                                                          manager of the mutual fund internal
                                                          control group of Salomon Smith Barney.
                                                          Mr. Mahoney is a vice president and
                                                          assistant treasurer of 19 investment
                                                          companies (consisting of 40
                                                          portfolios) for which UBS Global AM
                                                          or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

--------------------------------------------------------------------------------
28

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                                           Term of             Principal Occupation(s)
                                         Office+ and            During Past 5 Years;
                         Position(s)      Length of           Number of Portfolios in
    Name, Address,        Held with         Time               Fund Complex For Which
        and Age             Fund           Served             Person Serves as Officer
=============================================================================================
 Michael H.            Vice President   Since 1998     Mr. Markowitz is an executive
 Markowitz***; 38                                      director, portfolio manager and head
                                                       of U.S. short duration fixed income
                                                       of UBS Global AM. He is also an
                                                       executive director and portfolio
                                                       manager of UBS Global AM
                                                       (Americas), an affiliate of UBS Global
                                                       AM. Mr. Markowitz is a vice
                                                       president of five investment
                                                       companies(consisting of 25
                                                       portfolios) for which UBS Global AM
                                                       or one of itsaffiliates serves as
                                                       investment advisor, sub-advisor or
                                                       manager.

 Susan P. Ryan*; 43    Vice President   Since 1999     Ms. Ryan is an executive director and
                                                       a portfolio manager of UBS Global
                                                       AM. Ms. Ryan is a vice president of
                                                       five investment companies (consisting
                                                       of 13 portfolios) for which UBS
                                                       Global AM or one of its affiliates
                                                       serves as investment advisor, sub-
                                                       advisor or manager.

 Robert Sabatino***;   Vice President   Since 2001     Mr. Sabatino is a director and a
 29                                                    portfolio manager of UBS Global AM
                                                       in the short duration fixed income
                                                       group (since October 2001). From
                                                       1995 to 2001 he was a portfolio
                                                       manager at Merrill Lynch Investment
                                                       Managers responsible for the
                                                       management of severalretail and
                                                       institutional money market funds.
                                                       Mr. Sabatino is a vice president of
                                                       one investment company (consisting of
                                                       five portfolios) for which UBS
                                                       Global AM or one of itsaffiliates
                                                       serves as investment advisor, sub-
                                                       advisor or manager.

--------------------------------------------------------------------------------
                                                                              29

UBS Cash Reserves Fund

Supplemental Information (unaudited)

Officers (continued)

                                             Term of           Principal Occupation(s)
                                           Office+ and          During Past 5 Years;
                           Position(s)      Length of         Number of Portfolios in
     Name, Address,         Held with         Time             Fund Complex For Which
         and Age              Fund           Served           Person Serves as Officer
===============================================================================================
 Paul H. Schubert*; 40   Vice President   Since 1998    Mr. Schubert is an executive director
                         and Treasurer                  and head of the mutual fund finance
                                                        department of UBS Global AM.
                                                        Mr. Schubert is treasurer and
                                                        principal accounting officer of
                                                        UBS Supplementary Trust and of three
                                                        investment companies (consisting of
                                                        41 portfolios), a vice president
                                                        and treasurer of 20 investment
                                                        companies (consisting of 41
                                                        portfolios), and treasurer and chief
                                                        financial officer of one investment
                                                        company (consisting of two
                                                        portfolios) for which UBS Global AM
                                                        or one of its affiliates serves as
                                                        investment advisor, sub-advisor or
                                                        manager.

 Joseph A. Varnas*;      President        Since 2003    Mr. Varnas is a managing director
 35                                                     (since March 2003), chief technology
                                                        officer (since March 2001) and head
                                                        of product technology and
                                                        operations of UBS Global AM
                                                        (since November 2002). From 2000 to
                                                        2001, he was manager of product
                                                        development at UBS Financial
                                                        Services Investment Consulting
                                                        Services. Mr. Varnas was a senior
                                                        analyst in the Global Securities
                                                        Research & Economics Group at
                                                        Merrill Lynch from 1995 to 1999. Mr.
                                                        Varnas is president of
                                                        UBS Supplementary Trust and 22
                                                        investment companies (consisting of
                                                        81 portfolios) for which UBS Global
                                                        AM or one of its affiliates serves
                                                        as investment advisor, sub-
                                                        advisor or manager.

--------------------------------------------------------------------------------
30

UBS Cash Reserves Fund

Supplemental Information (unaudited)

                                       Term of             Principal Occupation(s)
                                      Office+ and           During Past 5 Years;
                       Position(s)    Length of            Number of Portfolios in
   Name, Address,       Held with        Time              Fund Complex For Which
      and Age             Fund         Served              Person Serves as Officer
-------------------- --------------- ------------- ----------------------------------------
 Keith A. Weller*;   Vice President   Since 1998    Mr. Weller is a director and senior
 41                  and Assistant                  associate general counsel of UBS
                     Secretary                      Global AM. Mr. Weller is a vice
                                                    president and assistant secretary of 19
                                                    investment companies (consisting of
                                                    40 portfolios) for which UBS Global
                                                    AM or one of its affiliates serves as
                                                    investment advisor, sub-advisor or
                                                    manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**   Address for mailing purposes only.
*** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
+ Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.
++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.

--------------------------------------------------------------------------------
                                                                              31

                     (This page intentionally left blank)

Trustees

E. Garrett Bewkes, Jr.           George W. Gowen
Chairman
                                 William W. Hewitt, Jr.
Margo N. Alexander
                                 Morton L. Janklow
Richard Q. Armstrong
                                 Frederic V. Malek
David J. Beaubien
                                 Carl W. Schafer
Richard R. Burt
                                 William D. White
Meyer Feldberg

Principal Officers

Joseph A. Varnas                 W. Douglas Beck
President                        Vice President

Amy R. Doberman                  Michael H. Markowitz
Vice President and Secretary     Vice President

Paul H. Schubert                 Susan P. Ryan
Vice President and Treasurer     Vice President

Elbridge T. Gerry III
Vice President

Investment Advisor
Administrator and Distributor

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

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[LOGO]  UBS Global Asset
        Management
51 West 52nd Street
New York, NY 10019-6114
                                                           ----------------
                                                               Presorted
                                                               Standard
                                                             U.S. Postage
                                                                PAID
                                                             Smithtown, NY
                                                               Permit 700
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ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.
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ITEM 10.  EXHIBITS.

     (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS MONEY SERIES

By:   /s/ Joseph A. Varnas
      ----------------------------
      Joseph A. Varnas
      President

Date: July 8, 2003
      ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph A. Varnas
      ----------------------------
      Joseph A. Varnas
      President

Date: July 8, 2003
      ----------------------------

By:   /s/ Paul H. Schubert
      ----------------------------
      Paul H. Schubert
      Treasurer

Date: July 8, 2003
      ----------------------------